UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSRS

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT

INVESTMENT COMPANIES

Investment Company Act file number 811-07445

SEI Asset Allocation Trust

(Exact name of registrant as specified in charter)

SEI Investments

One Freedom Valley Drive

Oaks, PA 19456

(Address of principal executive offices) (Zip code)

Timothy D. Barto, Esq.

SEI Investments

One Freedom Valley Drive

Oaks, PA 19456

(Name and address of agent for service)

Registrant’s telephone number, including area code: 610-676-1000

Date of fiscal year end: March 31, 2022

Date of reporting period: September 30, 2021

Item 1.	Reports to Stockholders.

September 30, 2021

SEMI-ANNUAL REPORT

SEI Asset Allocation Trust

Defensive Strategy Fund

Defensive Strategy Allocation Fund

Conservative Strategy Fund

Conservative Strategy Allocation Fund

Moderate Strategy Fund

Moderate Strategy Allocation Fund

Aggressive Strategy Fund

Tax-Managed Aggressive Strategy Fund

Core Market Strategy Fund

Core Market Strategy Allocation Fund

Market Growth Strategy Fund

Market Growth Strategy Allocation Fund

Paper copies of the Funds’ shareholder reports are no longer sent by mail, unless you specifically request them from the Funds or from your financial intermediary, such as a broker-dealer or bank. Shareholder reports are available online and you will be notified by mail each time a report is posted on the Funds’ website and provided with a link to access the report online.

You may elect to receive all future reports in paper free of charge. If you invest through a financial intermediary, you can contact your financial intermediary to inform it that you wish to continue receiving paper copies of your shareholder reports. If you invest directly with the Funds, you can inform the Funds that you wish to continue receiving paper copies of your shareholder reports by calling 1-800-DIAL-SEI. Your election to receive reports in paper will apply to all funds held with the SEI Funds or your financial intermediary.

The Trust files its complete schedule of portfolio holdings with the Securities and Exchange Commission for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The Trust’s Form N-PORT reports are available on the Commission’s website at http://www.sec.gov.

A description of the policies and procedures that the Trust uses to determine how to vote proxies relating to portfolio securities, as well as information relating to how a Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, is available (i) without charge, upon request, by calling 1-800-DIAL-SEI; and (ii) on the Commission’s website at http://www.sec.gov.

SCHEDULE OF INVESTMENTS (Unaudited)

September 30, 2021

Defensive Strategy Fund

Sector Weightings †:

†Percentages are based on total investments.

Description	Shares	Market Value ($ Thousands)

AFFILIATED INVESTMENT FUNDS — 100.0%

Fixed Income Funds — 56.2%
SEI Daily Income Trust Short Duration Government Fund, Cl Y	479,942	$5,020
SEI Institutional Managed Trust Conservative Income Fund, Cl Y	250,355	2,506
SEI Institutional Managed Trust Core Fixed Income Fund, Cl Y	86,978	1,001
SEI Institutional Managed Trust Real Return Fund, Cl Y	77,924	836

Total Fixed Income Funds (Cost $9,278) ($ Thousands)		9,363

Multi-Asset Funds — 29.9%
SEI Institutional Managed Trust Multi-Asset Capital Stability Fund, Cl Y	315,757	3,328
SEI Institutional Managed Trust Multi-Asset Income Fund, Cl Y	72,346	831
SEI Institutional Managed Trust Multi-Asset Inflation Managed Fund, Cl Y	93,543	834

Total Multi-Asset Funds (Cost $4,650) ($ Thousands)		4,993

Equity Funds — 8.9%
SEI Institutional Managed Trust Global Managed Volatility Fund, Cl Y	69,724	823
SEI Institutional Managed Trust U.S. Managed Volatility Fund, Cl Y	37,240	658

Total Equity Funds (Cost $1,234) ($ Thousands)		1,481

Money Market Fund — 5.0%
SEI Daily Income Trust Government Fund, Cl F, 0.010%**	835,352	836

Total Money Market Fund (Cost $835) ($ Thousands)		836

Total Investments in Securities — 100.0% (Cost $15,997) ($ Thousands)		$16,673

Percentages are based on Net Assets of $16,671 ($ Thousands).

** Rate shown is the 7-day effective yield as of September 30, 2021.

Cl — Class

As of September 30, 2021, all of the Fund’s investments in securities were considered Level 1 in accordance with the authoritative guidance on fair value measurements and disclosure under U.S. GAAP.

As of September 30, 2021, there were no transfers in or out of Level 3.

For more information on valuation inputs, see Note 2 — Significant Accounting Policies in Notes to Financial Statements.

SEI Asset Allocation Trust / Semi-Annual Report / September 30, 2021	1

SCHEDULE OF INVESTMENTS (Unaudited)

September 30, 2021

Defensive Strategy Fund (Concluded)

The following is a summary of the transactions with affiliates for the period ended September 30, 2021 ($ Thousands):

Security Description	Value 3/31/2021	Purchases at Cost	Proceeds from Sales	Realized Gain/(Loss)	Change in Unrealized Appreciation/ (Depreciation)	Value 9/30/2021	Shares	Dividend Income	Capital Gains
SEI Daily Income Trust Short Duration Government Fund, Cl Y	$ 5,319	$ 863	$ (1,128)	$ (5)	$ (29)	$ 5,020	479,942	$ 24	$ —
SEI Institutional Managed Trust Conservative Income, Cl Y	2,657	416	(567)	—	—	2,506	250,355	—	—
SEI Institutional Managed Trust Core Fixed Income Fund, Cl Y	1,064	182	(259)	(1)	15	1,001	86,978	9	—
SEI Institutional Managed Trust Real Return Fund, Cl Y	885	147	(203)	2	5	836	77,924	19	—
SEI Institutional Managed Trust Multi-Asset Capital Stability, Cl Y	3,546	531	(788)	7	32	3,328	315,757	—	—
SEI Institutional Managed Trust Multi-Asset Income Fund, Cl Y	886	140	(214)	3	16	831	72,346	16	—
SEI Institutional Managed Trust Multi-Asset Inflation Managed Fund, Cl Y	881	116	(218)	10	45	834	93,543	—	—
SEI Institutional Managed Trust Global Managed Volatility Fund, Cl Y	876	130	(226)	23	20	823	69,724	—	—
SEI Institutional Managed Trust U.S. Managed Volatility Fund, Cl Y	700	122	(184)	11	9	658	37,240	7	—
SEI Daily Income Trust Government Fund, Cl F	886	139	(189)	—	—	836	835,352	—	—

Totals	$ 17,700	$ 2,786	$ (3,976)	$ 50	$ 113	$ 16,673		$ 75	$ —

Amounts designated as “—“ are $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

2	SEI Asset Allocation Trust / Semi-Annual Report / September 30, 2021

SCHEDULE OF INVESTMENTS (Unaudited)

September 30, 2021

Defensive Strategy Allocation Fund

Sector Weightings †:

†Percentages are based on total investments.

Description	Shares	Market Value ($ Thousands)

AFFILIATED INVESTMENT FUNDS — 100.0%

Money Market Fund — 80.7%
SEI Daily Income Trust Government Fund, Cl F, 0.010%*†	4,573,312	$4,573

Total Money Market Fund (Cost $4,573) ($ Thousands)		4,573

Fixed Income Fund — 19.3%
SEI Institutional Managed Trust High Yield Bond Fund, Cl Y	154,470	1,094

Total Fixed Income Fund (Cost $997) ($ Thousands)		1,094

Total Investments in Securities — 100.0% (Cost $5,570) ($ Thousands)		$5,667

Percentages are based on Net Assets of $5,665 ($ Thousands).

Cl — Class

* Represents greater than 50% of the Fund’s total investments. For further financial information, available upon request at no charge, please go to the Securities Exchange Commission’s website at http://www.sec.gov or call 1-800-DIAL-SEI.

† Rate shown is the 7-day effective yield as of September 30, 2021.

As of September 30, 2021, all of the Fund’s investments in securities were considered Level 1, in accordance with the authoritative guidance on fair value measurements and disclosure under U.S. GAAP.

As of September 30, 2021, there were no transfers in or out of Level 3.

For more information on valuation inputs, see Note 2 — Significant Accounting Policies in Notes to Financial Statements.

The following is a summary of the transactions with affiliates for the period ended September 30, 2021 ($ Thousands):

Security Description	Value 3/31/2021	Purchases at Cost	Proceeds from Sales	Realized Gain/(Loss)	Change in Unrealized Appreciation/ (Depreciation)	Value 9/30/2021	Shares	Dividend Income	Capital Gains
SEI Daily Income Trust Government Fund, Cl F	$ 5,033	$ 228	$ (688)	$ —	$ —	$ 4,573	4,573,312	$ —	$ —
SEI Institutional Managed Trust High Yield Bond Fund, Cl Y	1,205	78	(218)	5	24	1,094	154,470	32	—

Totals	$ 6,238	$ 306	$ (906)	$ 5	$ 24	$ 5,667		$ 32	$ —

Amounts designated as “—” are either $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

SEI Asset Allocation Trust / Semi-Annual Report / September 30, 2021	3

SCHEDULE OF INVESTMENTS (Unaudited)

September 30, 2021

Conservative Strategy Fund

Sector Weightings †:

†Percentages are based on total investments.

Description	Shares	Market Value ($ Thousands)

AFFILIATED INVESTMENT FUNDS — 100.0%

Fixed Income Funds — 51.2%
SEI Daily Income Trust Short Duration Government Fund, Cl Y	899,935	$9,413
SEI Daily Income Trust Ultra Short Duration Bond Fund, Cl Y	267,894	2,507
SEI Institutional International Trust Emerging Markets Debt Fund, Cl Y	184,321	1,849
SEI Institutional Managed Trust Conservative Income Fund, Cl Y	625,915	6,265
SEI Institutional Managed Trust Core Fixed Income Fund, Cl Y	649,637	7,477
SEI Institutional Managed Trust High Yield Bond Fund, Cl Y	266,633	1,888
SEI Institutional Managed Trust Real Return Fund, Cl Y	233,564	2,507

Total Fixed Income Funds (Cost $31,338) ($ Thousands)		31,906

Multi-Asset Funds — 31.1%
SEI Institutional Managed Trust Multi-Asset Accumulation Fund, Cl Y	178,111	1,854
SEI Institutional Managed Trust Multi-Asset Capital Stability Fund, Cl Y	1,007,632	10,621
SEI Institutional Managed Trust Multi-Asset Income Fund, Cl Y	325,557	3,741
SEI Institutional Managed Trust Multi-Asset Inflation Managed Fund, Cl Y	351,318	3,134

Total Multi-Asset Funds (Cost $18,263) ($ Thousands)		19,350

Equity Funds — 17.7%
SEI Institutional Managed Trust Global Managed Volatility Fund, Cl Y	570,139	6,733
SEI Institutional Managed Trust U.S. Managed Volatility Fund, Cl Y	244,874	4,322

Total Equity Funds (Cost $9,546) ($ Thousands)		11,055

Total Investments in Securities — 100.0% (Cost $59,147) ($ Thousands)		$62,311

Percentages are based on Net Assets of $62,296 ($ Thousands).

Cl — Class

As of September 30, 2021, all of the Fund’s investments in securities were considered Level 1, in accordance with the authoritative guidance on fair value measurements and disclosure under U.S. GAAP.

As of September 30, 2021, there were no transfers in or out of Level 3.

For more information on valuation inputs, see Note 2 — Significant Accounting Policies in Notes to Financial Statements

4	SEI Asset Allocation Trust / Semi-Annual Report / September 30, 2021

The following is a summary of the transactions with affiliates for the period ended September 30, 2021 ($ Thousands):

Security Description	Value 3/31/2021	Purchases at Cost	Proceeds from Sales	Realized Gain/(Loss)	Change in Unrealized Appreciation/ (Depreciation)	Value 9/30/2021	Shares	Dividend Income	Capital Gains
SEI Daily Income Trust Short Duration Government Fund, Cl Y	$ 10,449	$ 119	$ (1,089)	$ (4)	$ (62)	$ 9,413	899,935	$ 46	$ —
SEI Daily Income Trust Ultra Short Duration Bond Fund, Cl Y	2,787	23	(300)	1	(4)	2,507	267,894	10	—
SEI Institutional International Trust Emerging Markets Debt Fund, Cl Y	2,083	76	(321)	5	6	1,849	184,321	37	—
SEI Institutional Managed Trust Conservative Income Fund, Cl Y	6,963	39	(737)	1	(1)	6,265	625,915	—	—
SEI Institutional Managed Trust Core Fixed Income Fund, Cl Y	8,351	155	(1,142)	(13)	126	7,477	649,637	73	—
SEI Institutional Managed Trust High Yield Bond Fund, Cl Y	2,103	72	(336)	4	45	1,888	266,633	55	—
SEI Institutional Managed Trust Real Return Fund, Cl Y	2,785	74	(372)	17	3	2,507	233,564	57	—
SEI Institutional Managed Trust Multi-Asset Accumulation Fund, Cl Y	2,077	43	(410)	8	136	1,854	178,111	—	—
SEI Institutional Managed Trust Multi-Asset Capital Stability Fund, Cl Y	11,838	59	(1,404)	62	66	10,621	1,007,632	—	—
SEI Institutional Managed Trust Multi-Asset Income Fund, Cl Y	4,183	88	(620)	48	42	3,741	325,557	76	—
SEI Institutional Managed Trust Multi-Asset Inflation Managed Fund, Cl Y	3,466	57	(601)	(91)	303	3,134	351,318	—	—
SEI Institutional Managed Trust Global Managed Volatility Fund, Cl Y	7,618	216	(1,475)	90	284	6,733	570,139	—	—
SEI Institutional Managed Trust U.S. Managed Volatility Fund, Cl Y	4,834	262	(912)	55	83	4,322	244,874	46	—

Totals	$ 69,537	$ 1,283	$ (9,719)	$ 183	$ 1,027	$ 62,311		$ 400	$ —

Amounts designated as “—“ are $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

SEI Asset Allocation Trust / Semi-Annual Report / September 30, 2021	5

SCHEDULE OF INVESTMENTS (Unaudited)

September 30, 2021

Conservative Strategy Allocation Fund

Sector Weightings †:

†Percentages are based on total investments.

Description	Shares	Market Value ($ Thousands)

AFFILIATED INVESTMENT FUNDS — 100.0%

Equity Funds — 46.4%
SEI Institutional Managed Trust Real Estate Fund, Cl Y	242,886	$4,282
SEI Institutional Managed Trust U.S. Managed Volatility Fund, Cl Y	495,559	8,746

Total Equity Funds (Cost $8,425) ($ Thousands)		13,028

Fixed Income Fund — 33.4%
SEI Institutional Managed Trust High Yield Bond Fund, Cl Y	1,323,402	9,370

Description	Shares	Market Value ($ Thousands)

AFFILIATED INVESTMENT FUNDS (continued)

Total Fixed Income Fund (Cost $8,558) ($ Thousands)		$9,370

Money Market Fund — 20.2%
SEI Daily Income Trust Government Fund, Cl F, 0.010%*	5,653,631	5,654

Total Money Market Fund (Cost $5,654) ($ Thousands)		5,654

Total Investments in Securities — 100.0% (Cost $22,637) ($ Thousands)		$28,052

Percentages are based on Net Assets of $28,044 ($ Thousands).

*Rate shown is the 7-day effective yield as of September 30, 2021.

Cl — Class

As of September 30, 2021, all of the Fund’s investments in securities were considered Level 1, in accordance with the authoritative guidance on fair value measurements and disclosure under U.S. GAAP.

As of September 30, 2021, there were no transfers in or out of Level 3.

For more information on valuation inputs, see Note 2 — Significant Accounting Policies in Notes to Financial Statements.

The following is a summary of the transactions with affiliates for the period ended September 30, 2021 ($ Thousands):

Security Description	Value 3/31/2021	Purchases at Cost	Proceeds from Sales	Realized Gain/(Loss)	Change in Unrealized Appreciation/ (Depreciation)	Value 9/30/2021	Shares	Dividend Income	Capital Gains
SEI Institutional Managed Trust Real Estate Fund, Cl Y	$ 4,498	$ 59	$ (888)	$ 163	$ 450	$ 4,282	242,886	$ 36	$ —
SEI Institutional Managed Trust U.S. Managed Volatility Fund, Cl Y	9,098	105	(708)	144	107	8,746	495,559	89	—
SEI Institutional Managed Trust High Yield Bond Fund, Cl Y	9,715	447	(1,029)	6	231	9,370	1,323,402	270	—
SEI Daily Income Trust Government Fund, Cl F	5,853	245	(444)	—	—	5,654	5,653,631	—	—

Totals	$ 29,164	$ 856	$ (3,069)	$313	$788	$28,052		$ 395	$ —

Amounts designated as “—“ are $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

6	SEI Asset Allocation Trust / Semi-Annual Report / September 30, 2021

SCHEDULE OF INVESTMENTS (Unaudited)

September 30, 2021

Moderate Strategy Fund

Sector Weightings †:

†Percentages are based on total investments.

Description	Shares	Market Value ($ Thousands)

AFFILIATED INVESTMENT FUNDS — 100.0%

Fixed Income Funds — 36.3%
SEI Daily Income Trust Short Duration Government Fund, Cl Y	1,008,374	$10,548
SEI Daily Income Trust Ultra Short Duration Bond Fund, Cl Y	422,119	3,951
SEI Institutional International Trust Emerging Markets Debt Fund, Cl Y	391,692	3,929
SEI Institutional Managed Trust Core Fixed Income Fund, Cl Y	1,832,431	21,091
SEI Institutional Managed Trust High Yield Bond Fund, Cl Y	560,208	3,966
SEI Institutional Managed Trust Real Return Fund, Cl Y	368,023	3,949

Total Fixed Income Funds (Cost $46,676) ($ Thousands)		47,434

Multi-Asset Funds — 35.0%
SEI Institutional Managed Trust Multi-Asset Accumulation Fund, Cl Y	1,873,732	19,505
SEI Institutional Managed Trust Multi-Asset Capital Stability Fund, Cl Y	1,247,673	13,150
SEI Institutional Managed Trust Multi-Asset Income Fund, Cl Y	571,820	6,570
SEI Institutional Managed Trust Multi-Asset Inflation Managed Fund, Cl Y	737,256	6,576

Total Multi-Asset Funds (Cost $42,936) ($ Thousands)		45,801

Equity Funds — 28.7%
SEI Institutional Managed Trust Global Managed Volatility Fund, Cl Y	1,639,764	19,366
SEI Institutional Managed Trust Large Cap Fund, Cl Y	292,391	5,123
SEI Institutional Managed Trust U.S. Managed Volatility Fund, Cl Y	734,936	12,972

Total Equity Funds (Cost $31,706) ($ Thousands)		37,461

Total Investments in Securities — 100.0% (Cost $121,318) ($ Thousands)		$130,696

Percentages are based on Net Assets of $130,661 ($ Thousands).

Cl — Class

As of September 30, 2021, all of the Fund’s investments in securities were considered Level 1, in accordance with the authoritative guidance on fair value measurements and disclosure under U.S. GAAP.

As of September 30, 2021, there were no transfers in or out of Level 3.

For more information on valuation inputs, see Note 2 — Significant Accounting Policies in Notes to Financial Statements.

SEI Asset Allocation Trust / Semi-Annual Report / September 30, 2021	7

SCHEDULE OF INVESTMENTS (Unaudited)

September 30, 2021

Moderate Strategy Fund (Concluded)

The following is a summary of the transactions with affiliates for the period ended September 30, 2021 ($ Thousands):

Security Description	Value 3/31/2021	Purchases at Cost	Proceeds from Sales	Realized Gain/(Loss)	Change in Unrealized Appreciation/ (Depreciation)	Value 9/30/2021	Shares	Dividend Income	Capital Gains
SEI Daily Income Trust Short Duration Government Fund, Cl Y	$ 11,905	$ 203	$ (1,486)	$ (10)	$ (64)	$ 10,548	1,008,374	$ 51	$ —
SEI Daily Income Trust Ultra Short Duration Bond Fund, Cl Y	4,464	82	(591)	2	(6)	3,951	422,119	15	—
SEI Institutional International Trust Emerging Markets Debt Fund, Cl Y	4,461	171	(729)	(10)	36	3,929	391,692	79	—
SEI Institutional Managed Trust Core Fixed Income Fund, Cl Y	23,830	463	(3,514)	(54)	366	21,091	1,832,431	205	—
SEI Institutional Managed Trust High Yield Bond Fund, Cl Y	4,490	158	(787)	10	95	3,966	560,208	116	—
SEI Institutional Managed Trust Real Return Fund, Cl Y	4,460	165	(710)	33	1	3,949	368,023	89	—
SEI Institutional Managed Trust Multi-Asset Accumulation Fund, Cl Y	22,146	392	(4,547)	60	1,454	19,505	1,873,732	—	—
SEI Institutional Managed Trust Multi-Asset Capital Stability Fund, Cl Y	14,868	114	(1,987)	81	74	13,150	1,247,673	—	—
SEI Institutional Managed Trust Multi-Asset Income Fund, Cl Y	7,444	179	(1,209)	77	79	6,570	571,820	133	—
SEI Institutional Managed Trust Multi-Asset Inflation Managed Fund, Cl Y	7,405	199	(1,480)	(221)	673	6,576	737,256	—	—
SEI Institutional Managed Trust Global Managed Volatility Fund, Cl Y	22,194	287	(4,166)	315	736	19,366	1,639,764	—	—
SEI Institutional Managed Trust Large Cap Fund, Cl Y	5,938	211	(1,363)	250	87	5,123	292,391	26	—
SEI Institutional Managed Trust U.S. Managed Volatility Fund, Cl Y	14,755	609	(2,798)	151	255	12,972	734,936	139	—

Totals	$ 148,360	$ 3,233	$ (25,367)	$ 684	$ 3,786	$ 130,696		$ 853	$ —

Amounts designated as “—“ are $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

8	SEI Asset Allocation Trust / Semi-Annual Report / September 30, 2021

SCHEDULE OF INVESTMENTS (Unaudited)

September 30, 2021

Moderate Strategy Allocation Fund

Sector Weightings †:

†Percentages are based on total investments.

Description	Shares	Market Value ($ Thousands)

AFFILIATED INVESTMENT FUNDS — 100.0%

Equity Funds — 67.0%
SEI Institutional International Trust International Equity Fund, Cl Y	284,496	$3,861
SEI Institutional Managed Trust Real Estate Fund, Cl Y	218,253	3,848
SEI Institutional Managed Trust Tax-Managed Large Cap Fund, Cl Y	209,795	7,372
SEI Institutional Managed Trust U.S. Managed Volatility Fund, Cl Y	1,851,503	32,679

Total Equity Funds (Cost $27,997) ($ Thousands)		47,760

Fixed Income Fund — 18.3%
SEI Institutional Managed Trust High Yield Bond Fund, Cl Y	1,846,350	13,072

Description	Shares	Market Value ($ Thousands)

AFFILIATED INVESTMENT FUNDS (continued)

Total Fixed Income Fund (Cost $12,518) ($ Thousands)		$13,072

Money Market Fund — 14.7%
SEI Daily Income Trust Government Fund, Cl F, 0.010%*	10,484,482	10,484

Total Money Market Fund (Cost $10,484) ($ Thousands)		10,484

Total Investments in Securities — 100.0% (Cost $50,999) ($ Thousands)		$71,316

Percentages are based on Net Assets of $71,296 ($ Thousands).

*Rate shown is the 7-day effective yield as of September 30, 2021.

Cl — Class

As of September 30, 2021, all of the Fund’s investments in securities were considered Level 1, in accordance with the authoritative guidance on fair value measurements and disclosure under U.S. GAAP.

As of September 30, 2021, there were no transfers in or out of Level 3.

For more information on valuation inputs, see Note 2 — Significant Accounting Policies in Notes to Financial Statements.

The following is a summary of the transactions with affiliates for the period ended September 30, 2021 ($ Thousands):

Security Description	Value 3/31/2021	Purchases at Cost	Proceeds from Sales	Realized Gain/(Loss)	Change in Unrealized Appreciation/ (Depreciation)	Value 9/30/2021	Shares	Dividend Income	Capital Gains
SEI Institutional International Trust International Equity Fund, Cl Y	$ 3,769	$ 352	$ (375)	$ 6	$ 109	$ 3,861	284,496	$ —	$ —
SEI Institutional Managed Trust Real Estate Fund, Cl Y	3,740	241	(648)	90	425	3,848	218,253	31	—
SEI Institutional Managed Trust Tax-Managed Large Cap Fund, Cl Y	7,208	325	(670)	216	293	7,372	209,795	41	—
SEI Institutional Managed Trust U.S. Managed Volatility Fund, Cl Y	31,435	1,745	(1,313)	66	746	32,679	1,851,503	313	—
SEI Institutional Managed Trust High Yield Bond Fund, Cl Y	12,424	1,292	(954)	(41)	351	13,072	1,846,350	361	—
SEI Daily Income Trust Government Fund, Cl F	9,944	1,290	(750)	—	—	10,484	10,484,482	1	—

Totals	$ 68,520	$ 5,245	$ (4,710)	$ 337	$ 1,924	$ 71,316		$ 747	$ —

Amount designated as “— “ are $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

SEI Asset Allocation Trust / Semi-Annual Report / September 30, 2021	9

SCHEDULE OF INVESTMENTS (Unaudited)

September 30, 2021

Aggressive Strategy Fund

Sector Weightings †:

†Percentages are based on total investments.

Description	Shares	Market Value ($ Thousands)

AFFILIATED INVESTMENT FUNDS — 100.0%

Equity Funds — 62.8%
SEI Institutional International Trust Emerging Markets Equity Fund, Cl Y	845,057	$12,042
SEI Institutional International Trust International Equity Fund, Cl Y	2,631,373	35,708
SEI Institutional Managed Trust Dynamic Asset Allocation Fund, Cl Y	734,821	13,623
SEI Institutional Managed Trust Large Cap Fund, Cl Y	2,035,995	35,671
SEI Institutional Managed Trust Small Cap Fund, Cl Y	619,733	10,201

Total Equity Funds (Cost $69,571) ($ Thousands)		107,245

Multi-Asset Fund — 20.1%
SEI Institutional Managed Trust Multi-Asset Accumulation Fund, Cl Y	3,298,275	34,335

Total Multi-Asset Fund (Cost $31,499) ($ Thousands)		34,335

Fixed Income Funds — 17.1%
SEI Institutional International Trust Emerging Markets Debt Fund, Cl Y	1,029,017	10,321
SEI Institutional Managed Trust Core Fixed Income Fund, Cl Y	749,092	8,622
SEI Institutional Managed Trust High Yield Bond Fund, Cl Y	1,465,731	10,377

Total Fixed Income Funds (Cost $28,186) ($ Thousands)		29,320

Total Investments in Securities — 100.0% (Cost $129,256) ($ Thousands)		$170,900

Percentages are based on Net Assets of $170,839 ($ Thousands).

Cl — Class

As of September 30, 2021, all of the Fund’s investments were considered Level 1, in accordance with the authoritative guidance on fair value measurements and disclosure under U.S. GAAP.

As of September 30, 2021, there were no transfers in or out of Level 3.

For more information on valuation inputs, see Note 2 — Significant Accounting Policies in Notes to Financial Statements.

10	SEI Asset Allocation Trust / Annual Report / September 30, 2021

The following is a summary of the transactions with affiliates for the period ended September 30, 2021 ($ Thousands):

Security Description	Value 3/31/2021	Purchases at Cost	Proceeds from Sales	Realized Gain/(Loss)	Change in Unrealized Appreciation/ (Depreciation)	Value 9/30/2021	Shares	Dividend Income	Capital Gains
SEI Institutional International Trust Emerging Markets Equity Fund, Cl Y	$ 12,583	$ 658	$ (656)	$ 2	$ (545)	$ 12,042	845,057	$ —	$ —
SEI Institutional International Trust International Equity Fund, Cl Y	38,730	1,426	(5,713)	1,108	157	35,708	2,631,373	—	—
SEI Institutional Managed Trust Dynamic Asset Allocation Fund, Cl Y	14,879	288	(3,012)	982	486	13,623	734,821	—	—
SEI Institutional Managed Trust Large Cap Fund, Cl Y	39,083	986	(6,652)	1,528	726	35,671	2,035,995	176	—
SEI Institutional Managed Trust Small Cap Fund, Cl Y	10,797	859	(1,760)	317	(12)	10,201	619,733	7	—
SEI Institutional Managed Trust Multi-Asset Accumulation Fund, Cl Y	36,685	826	(5,810)	233	2,401	34,335	3,298,275	—	—
SEI Institutional International Trust Emerging Markets Debt Fund, Cl Y	10,713	433	(873)	(10)	58	10,321	1,029,017	201	—
SEI Institutional Managed Trust Core Fixed Income Fund, Cl Y	9,059	412	(975)	(27)	153	8,622	749,092	84	—
SEI Institutional Managed Trust High Yield Bond Fund, Cl Y	10,978	527	(1,398)	(93)	363	10,377	1,465,731	305	—

Totals	$183,507	$6,415	$(26,849)	$4,040	$3,787	$170,900		$773	$—

Amounts designated as “—“ are $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

SEI Asset Allocation Trust / Annual Report / September 30, 2021	11

SCHEDULE OF INVESTMENTS (Unaudited)

September 30, 2021

Tax-Managed Aggressive Strategy Fund

Sector Weightings †:

†Percentages are based on total investments.

Description	Shares	Market Value ($ Thousands)

AFFILIATED INVESTMENT FUNDS — 100.0%

Equity Funds — 87.8%
SEI Institutional International Trust Emerging Markets Equity Fund, Cl Y	125,444	$1,787
SEI Institutional International Trust International Equity Fund, Cl Y	1,041,153	14,128
SEI Institutional Managed Trust Tax-Managed Large Cap Fund, Cl Y*	1,423,160	50,010
SEI Institutional Managed Trust Tax-Managed Small/Mid Cap Fund, Cl Y	448,128	12,579

Total Equity Funds (Cost $33,527) ($ Thousands)		78,504

Fixed Income Funds — 12.2%
SEI Institutional International Trust Emerging Markets Debt Fund, Cl Y	356,797	3,579

Description	Shares	Market Value ($ Thousands)

AFFILIATED INVESTMENT FUNDS (continued)

SEI Institutional Managed Trust High Yield Bond Fund, Cl Y	1,033,462	$7,317

Total Fixed Income Funds (Cost $10,717) ($ Thousands)		10,896

Total Investments in Securities — 100.0% (Cost $44,244) ($ Thousands)		$89,400

Percentages are based on Net Assets of $89,374 ($ Thousands).

Cl — Class

*Represents greater than 50% of the Fund’s total investments. For further financial information, available upon request at no charge, please go to the Securities Exchange Commission’s website at http://www.sec.gov or call 1-800-DIAL-SEI.

As of September 30, 2021, all of the Fund’s investments in securities were considered Level 1, in accordance with the authoritative guidance on fair value measurement and disclosure under U.S. GAAP.

As of September 30, 2021, there were no transfers in or out of Level 3.

For more information on valuation inputs, see Note 2 — Significant Accounting Policies in Notes to Financial Statements.

The following is a summary of the transactions with affiliates for the period ended September 30, 2021 ($ Thousands):

Security Description	Value 3/31/2021	Purchases at Cost	Proceeds from Sales	Realized Gain/(Loss)	Change in Unrealized Appreciation/ (Depreciation)	Value 9/30/2021	Shares	Dividend Income	Capital Gains
SEI Institutional International Trust Emerging Markets Equity Fund, Cl Y	$ 1,725	$ 182	$ (39)	$ —	$ (81)	$ 1,787	125,444	$ —	$ —
SEI Institutional International Trust International Equity Fund, Cl Y	13,655	170	(102)	2	403	14,128	1,041,153	—	—
SEI Institutional Managed Trust Tax-Managed Large Cap Fund, Cl Y	49,144	276	(2,846)	720	2,716	50,010	1,423,160	276	—
SEI Institutional Managed Trust Tax-Managed Small/Mid Cap Fund, Cl Y	12,270	278	(309)	58	282	12,579	448,128	8	—
SEI Institutional International Trust Emerging Markets Debt Fund, Cl Y	3,376	277	(83)	(2)	11	3,579	356,797	64	—
SEI Institutional Managed Trust High Yield Bond Fund, Cl Y	6,807	613	(275)	(23)	195	7,317	1,033,462	200	—

Totals	$86,977	$1,796	$(3,654)	$755	$3,526	$89,400		$548	$—

Amounts designated as “—” are $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

12	SEI Asset Allocation Trust / Semi-Annual Report / September 30, 2021

SCHEDULE OF INVESTMENTS (Unaudited)

September 30, 2021

Core Market Strategy Fund

Sector Weightings †:

†Percentages are based on total investments.

Description	Shares	Market Value ($ Thousands)

AFFILIATED INVESTMENT FUNDS — 100.0%

Fixed Income Funds — 35.4%
SEI Institutional International Trust Emerging Markets Debt Fund, Cl Y	367,103	$3,682
SEI Institutional Managed Trust Core Fixed Income Fund, Cl Y	1,617,313	18,615
SEI Institutional Managed Trust High Yield Bond Fund, Cl Y	529,138	3,746

Total Fixed Income Funds (Cost $25,013) ($ Thousands)		26,043

Multi-Asset Funds — 33.0%
SEI Institutional Managed Trust Multi-Asset Accumulation Fund, Cl Y	1,403,176	14,607
SEI Institutional Managed Trust Multi-Asset Income Fund, Cl Y	322,531	3,706
SEI Institutional Managed Trust Multi-Asset Inflation Managed Fund, Cl Y	669,800	5,975

Total Multi-Asset Funds (Cost $22,513) ($ Thousands)		24,288

Equity Funds — 31.6%
SEI Institutional International Trust Emerging Markets Equity Fund, Cl Y	154,000	2,194
SEI Institutional International Trust International Equity Fund, Cl Y	532,560	7,227
SEI Institutional Managed Trust Dynamic Asset Allocation Fund, Cl Y	195,216	3,619
SEI Institutional Managed Trust Large Cap Fund, Cl Y	454,197	7,958
SEI Institutional Managed Trust Small Cap Fund, Cl Y	133,812	2,203

Total Equity Funds (Cost $13,685) ($ Thousands)		23,201

Total Investments in Securities — 100.0% (Cost $61,211) ($ Thousands)		$73,532

Percentages are based on Net Assets of $73,510 ($ Thousands).

Cl — Class

As of September 30, 2021, all of the Fund’s investments were considered Level 1, in accordance with the authoritative guidance on fair value measurements and disclosure under U.S. GAAP.

As of September 30, 2021, there were no transfers in or out of Level 3.

For more information on valuation inputs, see Note 2 — Significant Accounting Policies in Notes to Financial Statements.

SEI Asset Allocation Trust / Semi-Annual Report / September 30, 2021	13

SCHEDULE OF INVESTMENTS (Unaudited)

September 30, 2021

Core Market Strategy Fund (Concluded)

The following is a summary of the transactions with affiliates for the period ended September 30, 2021 ($ Thousands):

Security Description	Value 3/31/2021	Purchases at Cost	Proceeds from Sales	Realized Gain/(Loss)	Change in Unrealized Appreciation/ (Depreciation)	Value 9/30/2021	Shares	Dividend Income	Capital Gains
SEI Institutional International Trust Emerging Markets Debt Fund, Cl Y	$3,932	$ 120	$(390)	$ 2	$ 18	$3,682	367,103	$73	$—
SEI Institutional Managed Trust Core Fixed Income Fund, Cl Y	19,704	304	(1,669)	(32)	308	18,615	1,617,313	181	—
SEI Institutional Managed Trust High Yield Bond Fund, Cl Y	3,981	125	(457)	3	94	3,746	529,138	110	—
SEI Institutional Managed Trust Multi-Asset Accumulation Fund, Cl Y	15,793	86	(2,425)	128	1,025	14,607	1,403,176	—	—
SEI Institutional Managed Trust Multi-Asset Income Fund, Cl Y	3,960	91	(433)	28	60	3,706	322,531	76	—
SEI Institutional Managed Trust Multi-Asset Inflation Managed Fund, Cl Y	6,335	89	(855)	(59)	465	5,975	669,800	—	—
SEI Institutional International Trust Emerging Markets Equity Fund, Cl Y	2,367	141	(214)	1	(101)	2,194	154,000	—	—
SEI Institutional International Trust International Equity Fund, Cl Y	7,874	9	(913)	342	(85)	7,227	532,560	—	—
SEI Institutional Managed Trust Dynamic Asset Allocation Fund, Cl Y	3,974	40	(794)	348	51	3,619	195,216	—	—
SEI Institutional Managed Trust Large Cap Fund, Cl Y	8,711	102	(1,367)	448	64	7,958	454,197	40	—
SEI Institutional Managed Trust Small Cap Fund, Cl Y	2,383	90	(333)	94	(31)	2,203	133,812	2	—

Totals	$79,014	$1,197	$(9,850)	$1,303	$1,868	$73,532		$482	$—

Amounts designated as “— “ are $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

14	SEI Asset Allocation Trust / Semi-Annual Report / September 30, 2021

SCHEDULE OF INVESTMENTS (Unaudited)

September 30, 2021

Core Market Strategy Allocation Fund

Sector Weightings †:

†Percentages are based on total investments.

Description	Shares	Market Value ($ Thousands)

AFFILIATED INVESTMENT FUNDS — 100.0%

Equity Funds — 87.8%
SEI Institutional International Trust Emerging Markets Equity Fund, Cl Y	36,985	$527
SEI Institutional International Trust International Equity Fund, Cl Y	308,463	4,186
SEI Institutional Managed Trust Tax-Managed Large Cap Fund, Cl Y *	417,026	14,654
SEI Institutional Managed Trust Tax-Managed Small/Mid Cap Fund, Cl Y	131,769	3,699

Total Equity Funds (Cost $9,026) ($ Thousands)		23,066

Fixed Income Funds — 12.2%
SEI Institutional International Trust Emerging Markets Debt Fund, Cl Y	106,395	1,067

Description	Shares	Market Value ($ Thousands)

AFFILIATED INVESTMENT FUNDS (continued)

SEI Institutional Managed Trust High Yield Bond Fund, Cl Y	303,899	$2,152

Total Fixed Income Funds (Cost $3,138) ($ Thousands)		3,219

Total Investments in Securities — 100.0% (Cost $12,164) ($ Thousands)		$26,285

Percentages are based on Net Assets of $26,277 ($ Thousands).

Cl — Class

* Represents greater than 50% of the Fund’s total investments. For further financial information, available upon request at no charge, please go to the Securities Exchange Commission’s website at http://www.sec.gov or call 1-800-DIAL-SEI.

As of September 30, 2021, all of the Fund’s investments in securities were considered Level 1, in accordance with the authoritative guidance on fair value measurements and disclosure under U.S. GAAP.

As of September 30, 2021, there were no transfers in or out of Level 3.

For more information on valuation inputs, see Note 2 — Significant Accounting Policies in Notes to Financial Statements.

The following is a summary of the transactions with affiliates for the period ended September 30, 2021 ($ Thousands):

Security Description	Value 3/31/2021	Purchases at Cost	Proceeds from Sales	Realized Gain/(Loss)	Change in Unrealized Appreciation/ (Depreciation)	Value 9/30/2021	Shares	Dividend Income	Capital Gains
SEI Institutional International Trust Emerging Markets Equity Fund, Class Y	$ 511	$78	$(38)	$—	$(24)	$ 527	36,985	$—	$—
SEI Institutional International Trust International Equity Fund, Class Y	4,132	83	(154)	29	96	4,186	308,463	—	—
SEI Institutional Managed Trust Tax Managed Large Cap Fund, Class Y	14,512	90	(968)	407	613	14,654	417,026	82	—
SEI Institutional Managed Trust Tax-Managed Small/Mid Cap Fund, Class Y	3,621	60	(84)	11	91	3,699	131,769	2	—
SEI Institutional International Trust Emerging Markets Debt Fund, Class Y	1,018	86	(41)	(1)	5	1,067	106,395	19	—
SEI Institutional Managed Trust High Yield Bond Fund, Class Y	2,090	128	(117)	(4)	55	2,152	303,899	60	—

Totals	$25,884	$525	$(1,402)	$442	$836	$26,285		$163	$—

Amounts designated as “— “ are $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

SEI Asset Allocation Trust / Semi-Annual Report / September 30, 2021	15

SCHEDULE OF INVESTMENTS (Unaudited)

September 30, 2021

Market Growth Strategy Fund

Sector Weightings †:

†Percentages are based on total investments.

Description	Shares	Market Value ($ Thousands)

AFFILIATED INVESTMENT FUNDS — 100.0%

Equity Funds — 43.7%
SEI Institutional International Trust Emerging Markets Equity Fund, Cl Y	526,598	$ 7,504
SEI Institutional International Trust International Equity Fund, Cl Y	2,064,646	28,017
SEI Institutional Managed Trust Dynamic Asset Allocation Fund, Cl Y	606,745	11,249
SEI Institutional Managed Trust Large Cap Fund, Cl Y	1,710,488	29,968
SEI Institutional Managed Trust Small Cap Fund, Cl Y	341,674	5,624

Total Equity Funds (Cost $52,853) ($ Thousands)		82,362

Multi-Asset Funds — 32.1%
SEI Institutional Managed Trust Multi-Asset Accumulation Fund, Cl Y	3,635,102	37,841
SEI Institutional Managed Trust Multi-Asset Income Fund, Cl Y	660,010	7,584
SEI Institutional Managed Trust Multi-Asset Inflation Managed Fund, Cl Y	1,704,619	15,205

Total Multi-Asset Funds (Cost $57,909) ($ Thousands)		60,630

Fixed Income Funds — 24.2%
SEI Institutional International Trust Emerging Markets Debt Fund, Cl Y	945,542	9,484
SEI Institutional Managed Trust Core Fixed Income Fund, Cl Y	2,312,752	26,620
SEI Institutional Managed Trust High Yield Bond Fund, Cl Y	1,346,793	9,535

Total Fixed Income Funds (Cost $44,379) ($ Thousands)		45,639

Total Investments in Securities — 100.0% (Cost $155,141) ($ Thousands)		$ 188,631

Percentages are based on Net Assets of $188,568 ($ Thousands).

Cl — Class

As of September 30, 2021, all of the Fund’s investments in securities were considered Level 1, in accordance with the authoritative guidance on fair value measurement and disclosure under U.S. GAAP.

As of September 30, 2021, there were no transfers in our out of Level 3.

For more information on valuation inputs, see Note 2 — Significant Accounting Policies in Notes to Financial Statements

16	SEI Asset Allocation Trust / Semi-Annual Report / September 30, 2021

The following is a summary of the transactions with affiliates for the period ended September 30, 2021 ($ Thousands):

Security Description	Value 3/31/2021	Purchases at Cost	Proceeds from Sales	Realized Gain/(Loss)	Change in Unrealized Appreciation/ (Depreciation)	Value 9/30/2021	Shares	Dividend Income	Capital Gains
SEI Institutional International Trust Emerging Markets Equity Fund, Cl Y	$ 7,681	$ 245	$ (76)	$ 2	$ (348)	$ 7,504	526,598	$ —	$ —
SEI Institutional International Trust International Equity Fund, Cl Y	29,468	45	(2,426)	785	145	28,017	2,064,646	—	—
SEI Institutional Managed Trust Dynamic Asset Allocation Fund, Cl Y	11,897	—	(1,812)	819	345	11,249	606,745	—	—
SEI Institutional Managed Trust Large Cap Fund, Cl Y	31,603	143	(3,569)	973	818	29,968	1,710,488	143	—
SEI Institutional Managed Trust Small Cap Fund, Cl Y	5,839	85	(450)	126	24	5,624	341,674	4	—
SEI Institutional Managed Trust Multi-Asset Accumulation Fund, Cl Y	38,764	—	(3,690)	160	2,607	37,841	3,635,102	—	—
SEI Institutional Managed Trust Multi-Asset Income Fund, Cl Y	7,718	152	(453)	23	144	7,584	660,010	152	—
SEI Institutional Managed Trust Multi-Asset Inflation Managed Fund, Cl Y	15,540	57	(1,394)	(189)	1,191	15,205	1,704,619	—	—
SEI Institutional International Trust Emerging Markets Debt Fund, Cl Y	9,566	254	(372)	(3)	39	9,484	945,542	180	—
SEI Institutional Managed Trust Core Fixed Income Fund, Cl Y	26,873	764	(1,382)	(67)	432	26,620	2,312,752	251	—
SEI Institutional Managed Trust High Yield Bond Fund, Cl Y	9,747	273	(724)	(47)	286	9,535	1,346,793	273	—

Totals	$194,696	$2,018	$(16,348)	$2,582	$5,683	$188,631		$1,003	$-

Amounts designated as “ – “ are $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

SEI Asset Allocation Trust / Semi-Annual Report / September 30, 2021	17

SCHEDULE OF INVESTMENTS (Unaudited)

September 30, 2021

Market Growth Strategy Allocation Fund

Sector Weightings †:

† Percentages are based on total investments.

Description	Shares	Market Value ($ Thousands)

AFFILIATED INVESTMENT FUNDS — 100.0%

Equity Funds — 87.9%
SEI Institutional International Trust Emerging Markets Equity Fund, Cl Y	187,369	$2,670
SEI Institutional International Trust International Equity Fund, Cl Y	1,626,496	22,071
SEI Institutional Managed Trust Tax-Managed Large Cap Fund, Cl Y *	2,238,750	78,670
SEI Institutional Managed Trust Tax-Managed Small/Mid Cap Fund, Cl Y	692,759	19,446

Total Equity Funds (Cost $49,839) ($ Thousands)		122,857

Fixed Income Funds — 12.1%
SEI Institutional International Trust Emerging Markets Debt Fund, Cl Y	548,521	5,502

Description	Shares	Market Value ($ Thousands)

AFFILIATED INVESTMENT FUNDS (continued)
SEI Institutional Managed Trust High Yield Bond Fund, Cl Y	1,618,341	$ 11,458

Total Fixed Income Funds (Cost $16,623) ($ Thousands)		16,960

Total Investments in Securities — 100.0% (Cost $66,462) ($ Thousands)		$ 139,817

Percentages are based on Net Assets of $139,776 ($ Thousands).

Cl — Class

* Represents greater than 50% of the Fund’s total investments. For further financial information, available upon request at no charge, please go to the Securities Exchange Commission’s website at http://www.sec.gov or call 1-800-DIAL-SEI.

As of September 30, 2021, all of the Fund’s investments in securities were considered Level 1, in accordance with the authoritative guidance on fair value measurements and disclosure under U.S. GAAP.

As of September 30, 2021, there were no transfers in or out of Level 3.

For more information on valuation inputs, see Note 2 — Significant Accounting Policies in Notes to Financial Statements.

The following is a summary of the transactions with affiliates for the period ended September 30, 2021 ($ Thousands):

Security Description	Value 3/31/2021	Purchases at Cost	Proceeds from Sales	Realized Gain/(Loss)	Change in Unrealized Appreciation/ (Depreciation)	Value 9/30/2021	Shares	Dividend Income	Capital Gains
SEI Institutional International Trust Emerging Markets Equity Fund, Class Y	$ 2,596	$ 215	$ (16)	$ —	$(125)	$ 2,670	187,369	$—	$—
SEI Institutional International Trust International Equity Fund, Class Y	21,669	—	(245)	71	576	22,071	1,626,496	—	—
SEI Institutional Managed Trust Tax-Managed Large Cap Fund, Class Y	76,136	430	(3,258)	1,275	4,087	78,670	2,238,750	430	—
SEI Institutional Managed Trust Tax-Managed Small/Mid Cap Fund, Class Y	19,016	38	(135)	50	477	19,446	692,759	12	—
SEI Institutional International Trust Emerging Markets Debt Fund, Class Y	5,122	369	1	—	10	5,502	548,521	100	—
SEI Institutional Managed Trust High Yield Bond Fund, Class Y	10,760	502	(72)	(6)	274	11,458	1,618,341	310	—

Totals	$135,299	$1,554	$(3,725)	$1,390	$5,299	$139,817		$852	$-

Amounts designated as “— “ are $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

18	SEI Asset Allocation Trust / Semi-Annual Report / September 30, 2021

(This page intentionally left blank)

STATEMENTS OF ASSETS AND LIABILITIES (Unaudited) ($ Thousands)

September 30, 2021

	Defensive Strategy Fund	Defensive Strategy Allocation Fund	Conservative Strategy Fund	Conservative Strategy Allocation Fund

Assets:
Investments in affiliated funds, at market value †	$16,673	$5,667	$62,311	$28,052
Receivable for fund shares sold	10	—	6	—
Income distribution receivable from affiliated funds	8	5	37	41
Receivable for investment securities sold	—	7	34	206
Prepaid expenses	—	1	10	4

Total Assets	16,691	5,680	62,398	28,303

Liabilities:
Payable for investment securities purchased	10	5	37	41
Payable for fund shares redeemed	5	6	29	201
Shareholder servicing fees payable	1	1	8	6
Distribution fees payable	—	—	1	—
Investment advisory fees payable	—	—	—	—
Administrative servicing fees payable	—	—	—	—
Trustees’ fees payable	—	—	—	—
Accrued expenses	4	3	27	11

Total Liabilities	20	15	102	259

Net Assets	$16,671	$5,665	$62,296	$28,044

† Cost of investments in affiliated funds	$15,997	$5,570	$59,147	$22,637

Net Assets:
Paid in Capital (unlimited authorization - no par value)	$15,907	$7,257	$60,172	$25,044
Total distributable earnings/(loss)	764	(1,592)	2,124	3,000
Net Assets	$16,671	$5,665	$62,296	$28,044
Net Asset Value, Offering and Redemption Price Per Share — Class F	$10.20	$11.76	$11.17	$13.19
	($15,979,265 ÷	($5,665,303 ÷	($61,720,746 ÷	($28,043,861 ÷
	1,567,105 shares)	481,796 shares)	5,527,557 shares)	2,126,150 shares)

Net Asset Value, Offering and Redemption Price Per Share — Class D	N/A	N/A	$11.14	N/A
			($269,466 ÷
			24,192 shares)

Net Asset Value, Offering and Redemption Price Per Share — Class I	$10.02	N/A	$11.39	N/A
	($692,169 ÷		($305,791 ÷
	69,108 shares)		26,857 shares)

(1) Net assets divided by shares does not calculate to the stated NAV because net assets and shares are shown rounded.

Amounts designated as “—” are $0 or have been rounded to $0.

N/A - Not applicable. Class D and/or Class I shares currently not offered.

The accompanying notes are an integral part of the financial statements.

20	SEI Asset Allocation Trust / Semi-Annual Report / September 30, 2021

Moderate Strategy Fund	Moderate Strategy Allocation Fund	Aggressive Strategy Fund	Tax-Managed Aggressive Strategy Fund	Core Market Strategy Fund	Core Market Strategy Allocation Fund	Market Growth Strategy Fund	Market Growth Strategy Allocation Fund

$130,696	$71,316	$170,900	$89,400	$73,532	$26,285	$188,631	$139,817
4	—	14	—	7	—	13	55
76	57	59	31	54	9	103	49
54	43	175	16	22	11	183	5
22	10	26	12	12	4	28	20

130,852	71,426	171,174	89,459	73,627	26,309	188,958	139,946

76	57	59	32	54	9	103	49
35	31	158	—	15	6	163	35
23	15	37	19	16	6	40	30
1	—	7	—	—	—	6	—
—	—	1	1	—	—	1	1
1	—	3	—	—	—	2	—
1	—	1	1	1	—	1	1
54	27	69	32	31	11	74	54

191	130	335	85	117	32	390	170

$130,661	$71,296	$170,839	$89,374	$73,510	$26,277	$188,568	$139,776

$121,318	$50,999	$129,256	$44,244	$61,211	$12,164	$155,141	$66,462

$122,148	$51,900	$129,807	$44,667	$62,324	$10,915	$155,762	$63,676
8,513	19,396	41,032	44,707	11,186	15,362	32,806	76,100

$130,661	$71,296	$170,839	$89,374	$73,510	$26,277	$188,568	$139,776

$13.24	$20.24	$17.80	$27.31	$13.00	$23.45	$15.22	$30.06
($127,782,233 ÷	($71,295,904 ÷	($159,179,139 ÷	($89,374,408 ÷	($73,505,705 ÷	($26,276,963 ÷	($181,638,987 ÷	($139,776,006 ÷
9,651,463 shares)	3,522,321 shares)	8,943,929 shares)	3,272,563 shares)	5,652,798 shares)	1,120,468 shares)	11,937,067 shares)	4,649,526 shares)

$13.21	N/A	$17.50	N/A	N/A	N/A	$15.11	N/A
($286,178 ÷		($1,617,644 ÷				($2,263,360 ÷
21,658 shares)		92,463 shares)				149,748 shares)

$13.63	N/A	$17.26	N/A	$14.58	N/A	$14.96	N/A
($2,592,563 ÷		($10,042,005 ÷		($4,632 ÷		($4,665,818 ÷
190,203 shares)		581,682 shares)		318 shares)(1)		311,854 shares)

SEI Asset Allocation Trust / Semi-Annual Report / September 30, 2021	21

STATEMENTS OF OPERATIONS ($ Thousands)

For the six months ended September 30, 2021 (Unaudited)

	Defensive Strategy Fund	Defensive Strategy Allocation Fund	Conservative Strategy Fund	Conservative Strategy Allocation Fund

Investment Income:
Income distributions from affiliated funds	$75	$32	$400	$395
Expenses
Administration fees	13	4	50	22
Investment advisory fees	9	3	33	15
Shareholder servicing fees —Class F	21	7	80	37
Shareholder servicing fees —Class D	—	—	3	—
Shareholder servicing fees —Class I	—	—	—	—
Trustees’ fees	—	—	1	—
Distribution fees — Class D	—	—	9	—
Administrative servicing fees — Class I	—	—	—	—
Registration fees	6	2	13	5
Printing fees	3	1	10	5
Professional fees	2	1	7	3
Custodian/wire agent fees	1	—	2	1
Chief compliance officer fees	—	—	—	—
Other expenses	—	—	1	1
Total expenses	55	18	209	89
Less:
Administration fees waived	(13)	(4)	(50)	(22)
Investment advisory fees waived	(9)	(3)	(33)	(15)
Reimbursement from advisor	(2)	—	(1)	—
Waiver of shareholder servicing fees — Class F	(12)	—	(29)	—
Waiver of shareholder servicing fees — Class D	—	—	(1)	—
Waiver of shareholder servicing fees — Class I	—	—	—	—
Net Expenses	19	11	95	52
Net Investment Income	56	21	305	343
Net Realized and Unrealized Gain (Loss) from Affiliated Funds:
Net realized gain from sales of affiliated funds	50	5	183	313
Net change in unrealized appreciation from affiliated funds	113	24	1,027	788
Net Realized and Unrealized gain from Affiliated Funds	163	29	1,210	1,101
Net Increase in Net Assets Resulting from Operations	$219	$50	$1,515	$1,444

Amounts designated as “—” are $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

22	SEI Asset Allocation Trust / Semi-Annual Report / September 30, 2021

Moderate Strategy Fund	Moderate Strategy Allocation Fund	Aggressive Strategy Fund	Tax-Managed Aggressive Strategy Fund	Core Market Strategy Fund	Core Market Strategy Allocation Fund	Market Growth Strategy Fund	Market Growth Strategy Allocation Fund

$853	$747	$773	$548	$482	$163	$1,003	$852

105	54	138	68	60	20	149	107
70	36	92	46	40	14	99	71
170	91	200	114	100	34	236	179
2	—	18	—	—	—	6	—
3	—	13	—	—	—	6	—
1	1	2	1	1	—	2	1
5	—	53	—	—	—	17	—
3	—	13	—	—	—	6	—
29	12	30	14	14	5	34	23
21	12	29	15	13	4	31	23
15	7	19	9	8	3	21	15
5	3	7	3	3	1	7	5
—	—	—	—	—	—	1	—
3	1	3	2	1	1	3	3
432	217	617	272	240	82	618	427

(105)	(54)	(138)	(68)	(60)	(20)	(149)	(107)
(70)	(35)	(89)	(43)	(40)	(13)	(97)	(68)
(3)	—	—	—	—	—	—	—
(27)	—	—	—	—	—	—	—
—	—	—	—	—	—	—	—
(1)	—	—	—	—	—	—	—
226	128	390	161	140	49	372	252
627	619	383	387	342	114	631	600

684	337	4,040	755	1,303	442	2,582	1,390
3,786	1,924	3,787	3,526	1,868	836	5,683	5,299
4,470	2,261	7,827	4,281	3,171	1,278	8,265	6,689
$5,097	$2,880	$8,210	$4,668	$3,513	$1,392	$8,896	$7,289

SEI Asset Allocation Trust / Semi-Annual Report / September 30, 2021	23

STATEMENTS OF CHANGES IN NET ASSETS ($ Thousands)

For the six months ended September 30, 2021 (Unaudited) and the year ended March 31, 2021

	Defensive Strategy Fund		Defensive Strategy Allocation Fund
	4/01/21 - 9/30/21	4/01/20 - 3/31/21	4/01/21 - 9/30/21	4/01/20 - 3/31/21
Operations:
Net investment income	$ 56	$ 214	$ 21	$ 58
Net realized gain (loss) from sales of affiliated funds	50	235	5	(89)
Capital gain distributions received from affiliated funds	—	261	—	23
Net change in unrealized appreciation from affiliated funds	113	1,025	24	325
Net Increase in Net Assets Resulting from Operations	219	1,735	50	317

Distributions:
Class F	(68)	(365)	(23)	(118)
Class D	N/A	N/A	N/A	N/A
Class I	(1)	(6)	N/A	N/A

Return of Capital:
Class F	—	—	—	(1)
Class D	N/A	N/A	N/A	N/A
Class I	—	—	N/A	N/A
Total Distributions	(69)	(371)	(23)	(119)

Capital Share Transactions:(1)
Class F
Proceeds from shares issued	2,762	44,930	333	1,645
Reinvestment of dividends & distributions	66	360	22	112
Cost of shares redeemed	(4,326)	(45,341)	(953)	(3,291)
Increase (Decrease) in Net Assets Derived from Class F Transactions	(1,498)	(51)	(598)	(1,534)
Class D
Proceeds from shares issued	N/A	N/A	N/A	N/A
Reinvestment of dividends & distributions	N/A	N/A	N/A	N/A
Cost of shares redeemed	N/A	N/A	N/A	N/A
Increase (Decrease) in Net Assets Derived from Class D Transactions	N/A	N/A	N/A	N/A
Class I
Proceeds from shares issued	381	101	N/A	N/A
Reinvestment of dividends & distributions	1	6	N/A	N/A
Cost of shares redeemed	(63)	(180)	N/A	N/A
Increase (Decrease) in Net Assets Derived from Class I Transactions	319	(73)	N/A	N/A
Increase (Decrease) in Net Assets Derived From Capital Share Transactions	(1,179)	(124)	(598)	(1,534)
Net Increase (Decrease) in Net Assets	(1,029)	1,240	(571)	(1,336)

Net Assets:
Beginning of Period	17,700	16,460	6,236	7,572
End of Period	$ 16,671	$ 17,700	$ 5,665	$ 6,236

(1)                For Capital Share Transactions see footnote 4 in the notes to financial statements.

Amounts designated as “—” are $0 or have been rounded to $0.

N/A — Not applicable. Class D and Class I shares currently not offered.

The accompanying notes are an integral part of the financial statements.

24	SEI Asset Allocation Trust / Semi-Annual Report / September 30, 2021

Conservative Strategy Fund		Conservative Strategy Allocation Fund		Moderate Strategy Fund		Moderate Strategy Allocation Fund
4/01/21 - 9/30/21	4/01/20 - 3/31/21	4/01/21 - 9/30/21	4/01/20 - 3/31/21	4/01/21 - 9/30/21	4/01/20 - 3/31/21	4/01/21 - 9/30/21	4/01/20 - 3/31/21

$305	$734	$343	$796	$627	$1,703	$619	$1,241
183	(580)	313	(845)	684	(2,306)	337	918
—	1,013	—	1,157	—	3,873	—	2,852
1,027	6,095	788	6,259	3,786	20,584	1,924	13,034
1,515	7,262	1,444	7,367	5,097	23,854	2,880	18,045

(374)	(1,531)	(481)	(1,074)	(859)	(4,208)	(1,028)	(4,314)
(7)	(60)	N/A	N/A	(7)	(79)	N/A	N/A
(2)	(9)	N/A	N/A	(12)	(57)	N/A	N/A

—	—	—	—	—	—	—	—
—	—	N/A	N/A	—	—	N/A	N/A
—	—	N/A	N/A	—	—	N/A	N/A
(383)	(1,600)	(481)	(1,074)	(878)	(4,344)	(1,028)	(4,314)

4,175	14,203	326	1,837	5,742	53,266	5,767	6,176
353	1,445	427	962	823	4,017	956	3,991
(8,521)	(19,024)	(2,828)	(11,238)	(24,841)	(75,268)	(5,781)	(15,893)
(3,993)	(3,376)	(2,075)	(8,439)	(18,276)	(17,985)	942	(5,726)

169	1,647	N/A	N/A	196	462	N/A	N/A
7	57	N/A	N/A	6	74	N/A	N/A
(4,495)	(1,059)	N/A	N/A	(3,916)	(500)	N/A	N/A
(4,319)	645	N/A	N/A	(3,714)	36	N/A	N/A
44	81	N/A	N/A	432	335	N/A	N/A
2	9	N/A	N/A	12	57	N/A	N/A
(89)	(608)	N/A	N/A	(331)	(392)	N/A	N/A
(43)	(518)	N/A	N/A	113	—	N/A	N/A
(8,355)	(3,249)	(2,075)	(8,439)	(21,877)	(17,949)	942	(5,726)
(7,223)	2,413	(1,112)	(2,146)	(17,658)	1,561	2,794	8,005

69,519	67,106	29,156	31,302	148,319	146,758	68,502	60,497
$62,296	$69,519	$28,044	$29,156	$130,661	$148,319	$71,296	$68,502

SEI Asset Allocation Trust / Semi-Annual Report / September 30, 2021	25

STATEMENTS OF CHANGES IN NET ASSETS ($ Thousands) (Concluded)

For the six months ended September 30, 2021 (Unaudited) and the year ended March 31, 2021

	Aggressive Strategy Fund		Tax-Managed Aggressive Strategy Fund

	4/01/21 - 9/30/21	4/01/20 - 3/31/21	4/01/21 - 9/30/21	4/01/20 - 3/31/21

Operations:

Net investment income	$383	$1,941	$387	$898

Net realized gain from sales of affiliated funds	4,040	910	755	93

Capital gain distributions received from affiliated funds	—	3,449	—	715

Net change in unrealized appreciation from affiliated funds	3,787	51,989	3,526	29,343

Net Increase in Net Assets Resulting from Operations	8,210	58,289	4,668	31,049

Distributions:

Class F	(355)	(5,821)	(385)	(3,186)

Class D	—	(645)	N/A	N/A

Class I	(12)	(346)	N/A	N/A

Total Distributions	(367)	(6,812)	(385)	(3,186)

Capital Share Transactions:(1)

Class F

Proceeds from shares issued	26,571	17,233	1,347	4,565

Reinvestment of dividends & distributions	339	5,623	361	2,994

Cost of shares redeemed	(28,549)	(35,561)	(3,570)	(7,376)

Increase (Decrease) in Net Assets Derived from Class F Transactions	(1,639)	(12,705)	(1,862)	183

Class D

Proceeds from shares issued	654	1,953	N/A	N/A

Reinvestment of dividends & distributions	—	637	N/A	N/A

Cost of shares redeemed	(19,229)	(1,417)	N/A	N/A

Increase (Decrease) in Net Assets Derived from Class D Transactions	(18,575)	1,173	N/A	N/A

Class I

Proceeds from shares issued	632	1,126	N/A	N/A

Reinvestment of dividends & distributions	11	346	N/A	N/A

Cost of shares redeemed	(869)	(960)	N/A	N/A

Increase (Decrease) in Net Assets Derived from Class I Transactions	(226)	512	N/A	N/A

Increase (Decrease) in Net Assets Derived From Capital Share Transactions	(20,440)	(11,020)	(1,862)	183

Net Increase (Decrease) in Net Assets	(12,597)	40,457	2,421	28,046

Net Assets:

Beginning of Period	183,436	142,979	86,953	58,907

End of Period	$170,839	$183,436	$89,374	$86,953

(1)                For Capital Share Transactions see footnote 4 in the notes to financial statements.

Amounts designated as “—” are $0 or have been rounded to $0.

N/A — Not applicable. Class D and Class I shares currently not offered.

The accompanying notes are an integral part of the financial statements.

26	SEI Asset Allocation Trust / Semi-Annual Report / September 30, 2021

Core Market Strategy Fund		Core Market Strategy Allocation Fund		Market Growth Strategy Fund		Market Growth Strategy Allocation Fund
4/01/21 - 9/30/21	4/01/20 - 3/31/21	4/01/21 - 9/30/21	4/01/20 - 3/31/21	4/01/21 - 9/30/21	4/01/20 - 3/31/21	4/01/21 - 9/30/21	4/01/20 - 3/31/21

$342	$1,090	$114	$303	$631	$2,467	$600	$1,507
1,303	1,007	442	1,107	2,582	1,398	1,390	3,330
—	1,919	—	235	—	4,240	—	1,188
1,868	13,939	836	8,808	5,683	44,139	5,299	46,399
3,513	17,955	1,392	10,453	8,896	52,244	7,289	52,424

(342)	(3,499)	(115)	(1,468)	(603)	(7,301)	(599)	(6,671)
N/A	N/A	N/A	N/A	—	(166)	N/A	N/A
—	—	N/A	N/A	(9)	(164)	N/A	N/A
(342)	(3,499)	(115)	(1,468)	(612)	(7,631)	(599)	(6,671)

1,278	5,228	495	930	5,861	14,177	1,075	3,393
334	3,413	101	1,298	587	7,109	556	6,208
(10,268)	(17,082)	(1,472)	(5,835)	(17,539)	(40,246)	(3,805)	(20,320)
(8,656)	(8,441)	(876)	(3,607)	(11,091)	(18,960)	(2,174)	(10,719)

N/A	N/A	N/A	N/A	225	616	N/A	N/A
N/A	N/A	N/A	N/A	—	164	N/A	N/A
N/A	N/A	N/A	N/A	(3,539)	(1,408)	N/A	N/A
N/A	N/A	N/A	N/A	(3,314)	(628)	N/A	N/A

3	2	N/A	N/A	151	295	N/A	N/A
—	—	N/A	N/A	9	164	N/A	N/A
—	—	N/A	N/A	(104)	(328)	N/A	N/A
3	2	N/A	N/A	56	131	N/A	N/A
(8,653)	(8,439)	(876)	(3,607)	(14,349)	(19,457)	(2,174)	(10,719)
(5,482)	6,017	401	5,378	(6,065)	25,156	4,516	35,034

78,992	72,975	25,876	20,498	194,633	169,477	135,260	100,226
$73,510	$78,992	$26,277	$25,876	$188,568	$194,633	$139,776	$135,260

SEI Asset Allocation Trust / Semi-Annual Report / September 30, 2021	27

FINANCIAL HIGHLIGHTS

For the six months ended September 30, 2021 (Unaudited) and the years ended March 31,

For a Share Outstanding Throughout Each Period

	Net Asset Value, Beginning of Period	Net Investment Income*	Net Realized and Unrealized Gains (Losses) from Affiliated Funds*	Total from Operations	Dividends from Net Investment Income	Distributions from Realized Capital Gains	Total Dividends and Distributions	Net Asset Value, End of Period	Total Return†	Net Assets End of Period($ Thousands)	Ratio of Expenses to Average Net Assets**		Ratio of Expenses to Average Net Assets (Excluding Waivers)**	Ratio of Net Investment Income to Average Net Assets	Portfolio Turnover Rate†
Defensive Strategy Fund

Class F

2021@	$10.11	$0.03	$0.10	$0.13	$(0.04)	$ —	$(0.04)	$10.20	1.29%	$15,979	0.21%		0.58%	0.66%	16%

2021	9.72	0.07	0.51	0.58	(0.19)	—	(0.19)	10.11	5.99	17,330	0.21		0.58	0.68	143

2020	9.88	0.19	(0.11)	0.08	(0.24)	—	(0.24)	9.72	0.77	16,031	0.21		0.59	1.92	17

2019	9.79	0.17	0.09	0.26	(0.17)	—	(0.17)	9.88	2.75	19,624	0.21		0.57	1.77	24

2018	9.83	0.16	(0.02)	0.14	(0.18)	—	(0.18)	9.79	1.45	28,203	0.21		0.57	1.58	19

2017	9.71	0.10	0.14	0.24	(0.12)	—	(0.12)	9.83	2.44	32,489	0.23	(1)	0.64	1.05	69

Class I

2021@	$9.93	$0.02	$0.10	$0.12	$(0.03)	$ —	$(0.03)	$10.02	1.18%	$692	0.46%		0.83%	0.43%	16%

2021	9.54	0.04	0.52	0.56	(0.17)	—	(0.17)	9.93	5.84	370	0.46		0.83	0.43	143

2020	9.70	0.16	(0.10)	0.06	(0.22)	—	(0.22)	9.54	0.53	429	0.46		0.84	1.67	17

2019	9.62	0.16	0.07	0.23	(0.15)	—	(0.15)	9.70	2.44	328	0.46		0.82	1.67	24

2018	9.66	0.13	(0.02)	0.11	(0.15)	—	(0.15)	9.62	1.18	472	0.46		0.82	1.29	19

2017	9.55	0.06	0.14	0.20	(0.09)	—	(0.09)	9.66	2.09	979	0.48	(1)	0.90	0.61	69

Defensive Strategy Allocation Fund

Class F

2021@	$11.71	$0.04	$0.05	$0.09	$(0.04)	$ —	$(0.04)	$11.76	0.81%	$5,665	0.35%		0.61%	0.72%	7%

2021	11.36	0.10	0.45	0.55	(0.20)	—^	(0.20)	11.71	4.88	6,236	0.35		0.61	0.86	27

2020	14.25	0.44	(2.56)	(2.12)	(0.53)	(0.24)	(0.77)	11.36	(16.02)	7,572	0.35		0.58	3.07	49

2019	14.13	0.43	0.79	1.22	(0.59)	(0.51)	(1.10)	14.25	9.22	8,168	0.35		0.57	3.05	44

2018	14.54	0.43	0.16	0.59	(0.62)	(0.38)	(1.00)	14.13	4.02	10,125	0.35		0.57	2.95	31

2017	14.31	0.46	1.21	1.67	(0.60)	(0.84)	(1.44)	14.54	12.15	8,341	0.37	(2)	0.63	3.17	30

Conservative Strategy Fund

Class F

2021@	$10.99	$0.05	$0.20	$0.25	$(0.07)	$ —	$(0.07)	$11.17	2.24%	$61,721	0.26%		0.60%	0.94%	2%

2021	10.15	0.12	0.96	1.08	(0.19)	(0.05)	(0.24)	10.99	10.71	64,670	0.26		0.60	1.07	20

2020	10.66	0.23	(0.39)	(0.16)	(0.30)	(0.05)	(0.35)	10.15	(1.68)	62,724	0.26		0.59	2.12	18

2019	10.56	0.21	0.10	0.31	(0.21)	—	(0.21)	10.66	3.04	74,320	0.26		0.57	2.00	13

2018	10.49	0.19	0.11	0.30	(0.23)	—	(0.23)	10.56	2.85	80,886	0.26		0.57	1.78	17

2017	10.26	0.16	0.27	0.43	(0.20)	—	(0.20)	10.49	4.22	86,219	0.28	(3)	0.63	1.52	55

Class D

2021@	$10.97	$0.02	$0.17	$0.19	$(0.02)	$ —	$(0.02)	$11.14	1.74%	$269	1.01%		1.35%	0.36%	2%

2021	10.13	0.04	0.96	1.00	(0.11)	(0.05)	(0.16)	10.97	9.91	4,507	1.01		1.35	0.34	20

2020	10.64	0.15	(0.39)	(0.24)	(0.22)	(0.05)	(0.27)	10.13	(2.43)	3,580	1.01		1.34	1.39	18

2019	10.54	0.13	0.11	0.24	(0.14)	—	(0.14)	10.64	2.28	3,700	1.01		1.32	1.28	13

2018	10.48	0.11	0.10	0.21	(0.15)	—	(0.15)	10.54	1.97	3,506	1.01		1.32	1.02	17

2017	10.24	0.08	0.28	0.36	(0.12)	—	(0.12)	10.48	3.55	3,609	1.02	(3)	1.38	0.79	55

Class I

2021@	$11.20	$0.04	$0.20	$0.24	$(0.05)	$ —	$(0.05)	$11.39	2.15%	$306	0.51%		0.85%	0.69%	2%

2021	10.34	0.06	1.00	1.06	(0.15)	(0.05)	(0.20)	11.20	10.35	342	0.51		0.85	0.58	20

2020	10.85	0.20	(0.38)	(0.18)	(0.28)	(0.05)	(0.33)	10.34	(1.89)	802	0.51		0.84	1.86	18

2019	10.74	0.19	0.11	0.30	(0.19)	—	(0.19)	10.85	2.83	982	0.51		0.82	1.75	13

2018	10.67	0.11	0.16	0.27	(0.20)	—	(0.20)	10.74	2.49	1,023	0.51		0.82	1.03	17

2017	10.42	0.13	0.29	0.42	(0.17)	—	(0.17)	10.67	4.09	4,030	0.53	(3)	0.88	1.23	55

@	For the six-month period ended September 30, 2021. All ratios for the period have been annualized.

*	Per share calculations were performed using average shares.

**	The expense ratios do not include expenses of the underlying affiliated investment companies.

^	Includes return of capital less than $0.005.

†

Returns and portfolio turnover rate are for the period indicated and have not been annualized. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

(1)

The expense ratio includes Trustee and Proxy fees that are not subject to any voluntary expense waiver or reimbursement agreement. Had the fees been excluded the ratios would have been 0.21%, and 0.46% for classes F, and I, respectively.

(2)

The expense ratio includes Trustee and Proxy fees that are not subject to any voluntary expense waiver or reimbursement agreement. Had the fees been excluded the ratio would have been 0.35% for class F.

(3)

The expense ratio includes Trustee and Proxy fees that are not subject to any voluntary expense waiver or reimbursement agreement. Had the fees been excluded the ratios would have been 0.26%, 1.01%, and 0.51% for classes F, D, and I, respectively.

Amounts designated as “—” are $0 or have been rounded to $0.

28	SEI Asset Allocation Trust / Semi-Annual Report / September 30, 2021

FINANCIAL HIGHLIGHTS

For the six months ended September 30, 2021 (Unaudited) and the years ended March 31,

For a Share Outstanding Throughout Each Period

	Net Asset Value, Beginning of Period	Net Investment Income*	Net Realized and Unrealized Gains (Losses) from Affiliated Funds*	Total from Operations	Dividends from Net Investment Income	Distributions from Realized Capital Gains	Total Dividends and Distributions	Net Asset Value, End of Period	Total Return†	Net Assets End of Period($ Thousands)	Ratio of Expenses to Average Net Assets**		Ratio of Expenses to Average Net Assets (Excluding Waivers)**	Ratio of Net Investment Income to Average Net Assets	Portfolio Turnover Rate†
Conservative Strategy Allocation Fund
Class F
2021@	$12.78	$0.15	$0.47	$0.62	$(0.21)	$ —	$(0.21)	$13.19	4.91%	$28,044	0.35%		0.60%	2.32%	3%
2021	10.46	0.30	2.42	2.72	(0.40)	—	(0.40)	12.78	26.55	29,156	0.35		0.60	2.57	23
2020	13.21	0.38	(1.94)	(1.56)	(0.45)	(0.74)	(1.19)	10.46	(13.46)	31,302	0.35		0.59	2.86	22
2019	13.18	0.37	0.83	1.20	(0.48)	(0.69)	(1.17)	13.21	9.78	39,828	0.35		0.57	2.75	15
2018	13.59	0.38	0.17	0.55	(0.54)	(0.42)	(0.96)	13.18	3.98	39,443	0.35		0.57	2.79	16
2017	13.86	0.40	1.13	1.53	(0.52)	(1.28)	(1.80)	13.59	11.57	44,284	0.37	(1)	0.63	2.84	23
Moderate Strategy Fund
Class F
2021@	$12.87	$0.06	$0.39	$0.45	$(0.08)	$ —	$(0.08)	$13.24	3.51%	$127,782	0.31%		0.61%	0.91%	2%
2021	11.37	0.13	1.71	1.84	(0.22)	(0.12)	(0.34)	12.87	16.32	142,002	0.31		0.60	1.08	33
2020	12.17	0.26	(0.64)	(0.38)	(0.42)	—	(0.42)	11.37	(3.45)	141,208	0.31		0.59	2.06	27
2019	12.01	0.26	0.17	0.43	(0.27)	—	(0.27)	12.17	3.72	168,079	0.31		0.57	2.17	12
2018	11.75	0.18	0.33	0.51	(0.25)	—	(0.25)	12.01	4.38	194,123	0.31		0.57	1.53	16
2017	11.30	0.20	0.55	0.75	(0.30)	—	(0.30)	11.75	6.68	212,074	0.33	(2)	0.63	1.70	30
Class D
2021@	$12.83	$0.03	$0.38	$0.41	$(0.03)	$ —	$(0.03)	$13.21	3.17%	$286	1.06%		1.36%	0.51%	2%
2021	11.34	0.05	1.69	1.74	(0.13)	(0.12)	(0.25)	12.83	15.40	3,908	1.06		1.35	0.38	33
2020	12.13	0.17	(0.64)	(0.47)	(0.32)	—	(0.32)	11.34	(4.10)	3,419	1.06		1.34	1.37	27
2019	11.98	0.17	0.16	0.33	(0.18)	—	(0.18)	12.13	2.87	3,574	1.06		1.32	1.45	12
2018	11.71	0.09	0.34	0.43	(0.16)	—	(0.16)	11.98	3.68	3,461	1.06		1.32	0.76	16
2017	11.27	0.11	0.54	0.65	(0.21)	—	(0.21)	11.71	5.82	3,646	1.07	(2)	1.37	0.95	30
Class I
2021@	$13.24	$0.04	$0.41	$0.45	$(0.06)	$ —	$(0.06)	$13.63	3.44%	$2,593	0.56%		0.86%	0.64%	2%
2021	11.70	0.11	1.74	1.85	(0.19)	(0.12)	(0.31)	13.24	15.91	2,409	0.56		0.85	0.87	33
2020	12.50	0.23	(0.64)	(0.41)	(0.39)	—	(0.39)	11.70	(3.60)	2,131	0.56		0.84	1.82	27
2019	12.34	0.24	0.16	0.40	(0.24)	—	(0.24)	12.50	3.35	2,302	0.56		0.82	1.97	12
2018	12.05	0.16	0.35	0.51	(0.22)	—	(0.22)	12.34	4.25	3,598	0.56		0.82	1.28	16
2017	11.59	0.14	0.58	0.72	(0.26)	—	(0.26)	12.05	6.32	4,284	0.58	(2)	0.88	1.20	30
Moderate Strategy Allocation Fund
Class F
2021@	$19.71	$0.17	$0.65	$0.82	$(0.29)	$ —	$(0.29)	$20.24	4.20%	$71,296	0.35%		0.60%	1.70%	6%
2021	15.94	0.35	4.67	5.02	(0.43)	(0.82)	(1.25)	19.71	32.25	68,502	0.35		0.60	1.92	17
2020	20.00	0.46	(2.85)	(2.39)	(0.51)	(1.16)	(1.67)	15.94	(13.64)	60,497	0.35		0.59	2.25	11
2019	20.35	0.42	0.95	1.37	(0.56)	(1.16)	(1.72)	20.00	7.32	85,313	0.35		0.57	2.08	15
2018	19.87	0.41	1.15	1.56	(0.59)	(0.49)	(1.08)	20.35	7.87	92,109	0.35		0.57	1.98	14
2017	19.16	0.40	1.88	2.28	(0.48)	(1.09)	(1.57)	19.87	12.35	93,996	0.37	(1)	0.63	2.03	16

@	For the six-month period ended September 30, 2021. All ratios for the period have been annualized.

*	Per share calculations were performed using average shares.

**	The expense ratios do not include expenses of the underlying affiliated investment companies.

†

Returns and portfolio turnover rate are for the period indicated and have not been annualized. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

(1)

The expense ratio includes Trustee and Proxy fees that are not subject to any voluntary expense waiver or reimbursement agreement. Had the fees been excluded the ratio would have been 0.35% for class F.

(2)

The expense ratio includes Trustee and Proxy fees that are not subject to any voluntary expense waiver or reimbursement agreement. Had the fees been excluded the ratios would have been 0.31%, 1.06%, and 0.56%, for classes F, D, and I, respectively.

Amounts designated as “—” are $0 or have been rounded to $0.

SEI Asset Allocation Trust / Semi-Annual Report / September 30, 2021	29

FINANCIAL HIGHLIGHTS

For the six months ended September 30, 2021 (Unaudited) and the years ended March 31,

For a Share Outstanding Throughout Each Period

	Net Asset Value, Beginning of Period	Net Investment Income*	Net Realized and Unrealized Gains (Losses) from Affiliated Funds*	Total from Operations	Dividends from Net Investment Income	Distributions from Realized Capital Gains	Total Dividends and Distributions	Net Asset Value, End of Period	Total Return†	Net Assets End of Period($ Thousands)	Ratio of Expenses to Average Net Assets**		Ratio of Expenses to Average Net Assets (Excluding Waivers)**	Ratio of Net Investment Income to Average Net Assets	Portfolio Turnover Rate†
Aggressive Strategy Fund
Class F

2021@	$17.09	$0.04	$0.71	$0.75	$(0.04)	$ —	$(0.04)	$17.80	4.39%	$159,179	0.35%		0.60%	0.47%	4%

2021	12.41	0.19	5.16	5.35	(0.28)	(0.39)	(0.67)	17.09	43.43	154,482	0.35		0.60	1.25	19

2020	14.76	0.25	(1.73)	(1.48)	(0.44)	(0.43)	(0.87)	12.41	(11.14)	123,231	0.35		0.59	1.63	21

2019	15.08	0.26	(0.23)	0.03	(0.35)	—	(0.35)	14.76	0.42	172,138	0.35		0.57	1.73	12

2018	13.71	0.17	1.45	1.62	(0.25)	—	(0.25)	15.08	11.86	203,817	0.35		0.57	1.18	7

2017	12.42	0.16	1.41	1.57	(0.28)	—	(0.28)	13.71	12.75	213,248	0.37	(1)	0.63	1.21	19
Class D

2021@	$16.83	$(0.01)	$0.68	$0.67	$—	$ —	$—	$17.50	3.98%	$1,618	1.10%		1.35%	(0.10)%	4%

2021	12.25	0.09	5.07	5.16	(0.19)	(0.39)	(0.58)	16.83	42.37	19,093	1.10		1.35	0.57	19

2020	14.59	0.15	(1.72)	(1.57)	(0.34)	(0.43)	(0.77)	12.25	(11.79)	12,914	1.10		1.34	0.97	21

2019	14.93	0.15	(0.23)	(0.08)	(0.26)	—	(0.26)	14.59	(0.36)	14,087	1.10		1.32	1.04	12

2018	13.60	0.05	1.46	1.51	(0.18)	—	(0.18)	14.93	11.06	14,419	1.10		1.32	0.34	7

2017	12.35	0.07	1.39	1.46	(0.21)	—	(0.21)	13.60	11.91	16,610	1.11	(1)	1.38	0.52	19
Class I

2021@	$16.58	$0.02	$0.68	$0.70	$(0.02)	$ —	$(0.02)	$17.26	4.22%	$10,042	0.60%		0.85%	0.23%	4%

2021	12.05	0.15	5.01	5.16	(0.24)	(0.39)	(0.63)	16.58	43.13	9,861	0.60		0.85	1.04	19

2020	14.36	0.21	(1.69)	(1.48)	(0.40)	(0.43)	(0.83)	12.05	(11.40)	6,834	0.60		0.84	1.40	21

2019	14.68	0.24	(0.24)	—	(0.32)	—	(0.32)	14.36	0.18	8,650	0.60		0.82	1.65	12

2018	13.35	0.11	1.44	1.55	(0.22)	—	(0.22)	14.68	11.60	11,405	0.60		0.82	0.77	7

2017	12.11	0.11	1.38	1.49	(0.25)	—	(0.25)	13.35	12.38	21,720	0.62	(1)	0.88	0.84	19
Tax-Managed Aggressive Strategy Fund
Class F

2021@	$26.03	$0.12	$1.28	$1.40	$(0.12)	$ —	$(0.12)	$27.31	5.37%	$89,374	0.35%		0.60%	0.85%	2%

2021	17.53	0.27	9.21	9.48	(0.31)	(0.67)	(0.98)	26.03	54.85	86,953	0.35		0.60	1.22	8

2020	20.91	0.32	(3.08)	(2.76)	(0.33)	(0.29)	(0.62)	17.53	(13.77)	58,907	0.35		0.59	1.51	12

2019	21.61	0.27	0.02	0.29	(0.29)	(0.70)	(0.99)	20.91	1.68	76,364	0.35		0.57	1.25	8

2018	19.20	0.24	2.44	2.68	(0.27)	—	(0.27)	21.61	14.00	75,709	0.35		0.57	1.16	7

2017	16.99	0.21	2.24	2.45	(0.24)	—	(0.24)	19.20	14.51	64,802	0.37	(2)	0.63	1.17	11
Core Market Strategy Fund
Class F

2021@	$12.52	$0.06	$0.47	$0.53	$(0.05)	$ —	$(0.05)	$13.00	4.28%	$73,505	0.35%		0.60%	0.86%	2%

2021	10.33	0.17	2.56	2.73	(0.30)	(0.24)	(0.54)	12.52	26.72	78,990	0.35		0.60	1.40	16

2020	11.52	0.23	(0.80)	(0.57)	(0.41)	(0.21)	(0.62)	10.33	(5.56)	72,975	0.35		0.59	1.95	27

2019	11.76	0.26	(0.05)	0.21	(0.29)	(0.16)	(0.45)	11.52	2.08	94,760	0.35		0.57	2.22	14

2018	11.19	0.17	0.63	0.80	(0.23)	—	(0.23)	11.76	7.17	105,341	0.35		0.57	1.42	11

2017	10.90	0.17	0.75	0.92	(0.30)	(0.33)	(0.63)	11.19	8.65	106,398	0.37	(3)	0.63	1.48	23
Class I

2021@	$14.03	$0.04	$0.55	$0.59	$(0.04)	$ —	$(0.04)	$14.58	4.23%	$5	0.60%		0.85%	0.58%	2%

2021	11.45	0.10	3.01	3.11	(0.29)	(0.24)	(0.53)	14.03	27.44	2	0.33	‡	0.38 ‡	0.70	16

2020	12.63	0.35	(0.92)	(0.57)	(0.40)	(0.21)	(0.61)	11.45	(5.04)	—	—^^		—^^	2.68	27

2019	12.78	0.31	(0.05)	0.26	(0.25)	(0.16)	(0.41)	12.63	2.30	—	—^		—^	2.44	14

2018	12.13	0.19	0.66	0.85	(0.20)	—	(0.20)	12.78	7.00	1	0.60		0.82	1.49	11

2017	11.77	0.25	0.71	0.96	(0.27)	(0.33)	(0.60)	12.13	8.37	103	0.60	(3)	0.86	2.05	23

@	For the six-month period ended September 30, 2021. All ratios for the period have been annualized.

*	Per share calculations were performed using average shares.

**	The expense ratios do not include expenses of the underlying affiliated investment companies.

†

Returns and portfolio turnover rate are for the period indicated and have not been annualized. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

^	The ratio appears lower due to the relative net asset value of Class I. Prospectively, it is expected the ratio of net expenses to average net assets would approximate 0.60% (0.82% excluding waivers).

^^	The ratio appears lower due to the relative net asset value of Class I. Prospectively, it is expected the ratio of net expenses to average net assets would approximate 0.60% (0.84% excluding waivers).

‡	The ratio appears lower due to the relative net asset value of Class I. Prospectively, it is expected the ratio of net expenses to average net assets would approximate 0.60% (0.85% excluding waivers).

(1)

The expense ratio includes Trustee and Proxy fees that are not subject to any voluntary expense waiver or reimbursement agreement. Had the fees been excluded the ratios would have been 0.35%, 1.10%, and 0.60%, for classes F, D, and I, respectively.

(2)

The expense ratio includes Trustee and Proxy fees that are not subject to any voluntary expense waiver or reimbursement agreement. Had the fees been excluded the ratio would have been 0.35% for class F.

(3)

The expense ratio includes Trustee and Proxy fees that are not subject to any voluntary expense waiver or reimbursement agreement. Had the fees been excluded the ratio would have been 0.35% and 0.60% for class F and I, respectively.

Amounts designated as “—” are $0 or have been rounded to $0.

30	SEI Asset Allocation Trust / Semi-Annual Report / September 30, 2021

FINANCIAL HIGHLIGHTS

For the six months ended September 30, 2021 (Unaudited) and the years ended March 31,

For a Share Outstanding Throughout Each Period

	Net Asset Value, Beginning of Period	Net Investment Income*	Net Realized and Unrealized Gains (Losses) from Affiliated Funds*	Total from Operations	Dividends from Net Investment Income	Distributions from Realized Capital Gains	Total Dividends and Distributions	Net Asset Value, End of Period	Total Return†	Net Assets End of Period($ Thousands)	Ratio of Expenses to Average Net Assets**		Ratio of Expenses to Average Net Assets (Excluding Waivers)**	Ratio of Net Investment Income to Average Net Assets	Portfolio Turnover Rate†
Core Market Strategy Allocation Fund

Class F

2021@	$22.35	$0.10	$1.10	$1.20	$(0.10)	$ —	$(0.10)	$23.45	5.38%	$26,277	0.35%		0.60%	0.85%	2%

2021	15.31	0.24	8.00	8.24	(0.27)	(0.93)	(1.20)	22.35	54.79	25,876	0.35		0.60	1.23	5

2020	18.64	0.29	(2.66)	(2.37)	(0.30)	(0.66)	(0.96)	15.31	(13.80)	20,498	0.35		0.59	1.51	10

2019	18.99	0.24	0.03	0.27	(0.26)	(0.36)	(0.62)	18.64	1.64	27,686	0.35		0.57	1.25	17

2018	17.42	0.22	2.20	2.42	(0.24)	(0.61)	(0.85)	18.99	13.98	28,825	0.35		0.57	1.16	13

2017	15.41	0.19	2.03	2.22	(0.21)	—	(0.21)	17.42	14.55	26,980	0.37	(1)	0.63	1.18	15

Market Growth Strategy Fund

Class F

2021@	$14.60	$0.05	$0.62	$0.67	$(0.05)	$ —	$(0.05)	$15.22	4.58%	$181,639	0.35%		0.60%	0.66%	1%

2021	11.42	0.18	3.56	3.74	(0.29)	(0.27)	(0.56)	14.60	33.05	184,903	0.35		0.60	1.34	13

2020	12.96	0.24	(1.19)	(0.95)	(0.43)	(0.16)	(0.59)	11.42	(8.00)	161,376	0.35		0.59	1.83	20

2019	13.11	0.26	(0.10)	0.16	(0.31)	—	(0.31)	12.96	1.42	221,526	0.35		0.57	2.01	12

2018	12.26	0.17	0.92	1.09	(0.24)	—	(0.24)	13.11	8.92	263,954	0.35		0.57	1.29	7

2017	11.40	0.16	0.98	1.14	(0.28)	—	(0.28)	12.26	10.15	286,089	0.37	(2)	0.63	1.33	20

Class D

2021@	$14.51	$—	$0.60	$0.60	$—	$ —	$—	$15.11	4.14%	$2,263	1.10%		1.35%	(0.03)%	1%

2021	11.36	0.07	3.55	3.62	(0.20)	(0.27)	(0.47)	14.51	32.00	5,307	1.10		1.35	0.56	13

2020	12.89	0.15	(1.19)	(1.04)	(0.33)	(0.16)	(0.49)	11.36	(8.65)	4,749	1.10		1.34	1.12	20

2019	13.04	0.17	(0.10)	0.07	(0.22)	—	(0.22)	12.89	0.66	5,203	1.10		1.32	1.33	12

2018	12.20	0.06	0.93	0.99	(0.15)	—	(0.15)	13.04	8.13	5,779	1.10		1.32	0.49	7

2017	11.35	0.08	0.98	1.06	(0.21)	—	(0.21)	12.20	9.37	6,496	1.11	(2)	1.38	0.66	20

Class I

2021@	$14.36	$0.03	$0.60	$0.63	$(0.03)	$ —	$(0.03)	$14.96	4.39%	$4,666	0.60%		0.85%	0.40%	1%

2021	11.24	0.15	3.50	3.65	(0.26)	(0.27)	(0.53)	14.36	32.71	4,423	0.60		0.85	1.14	13

2020	12.76	0.15	(1.11)	(0.96)	(0.40)	(0.16)	(0.56)	11.24	(8.21)	3,352	0.60		0.84	1.12	20

2019	12.91	0.22	(0.09)	0.13	(0.28)	—	(0.28)	12.76	1.18	6,584	0.60		0.82	1.76	12

2018	12.08	0.12	0.92	1.04	(0.21)	—	(0.21)	12.91	8.61	7,527	0.60		0.82	0.97	7

2017	11.23	0.11	0.99	1.10	(0.25)	—	(0.25)	12.08	9.94	8,658	0.62	(2)	0.88	0.98	20

Market Growth Strategy Allocation Fund

Class F

2021@	$28.65	$0.13	$1.41	$1.54	$(0.13)	$ —	$(0.13)	$30.06	5.37%	$139,776	0.35%		0.60%	0.84%	1%

2021	19.50	0.30	10.22	10.52	(0.34)	(1.03)	(1.37)	28.65	54.87	135,260	0.35		0.60	1.22	4

2020	23.46	0.36	(3.42)	(3.06)	(0.37)	(0.53)	(0.90)	19.50	(13.83)	100,226	0.35		0.59	1.51	10

2019	23.61	0.29	0.07	0.36	(0.32)	(0.19)	(0.51)	23.46	1.66	133,196	0.35		0.57	1.23	9

2018	20.98	0.26	2.66	2.92	(0.29)	—	(0.29)	23.61	13.99	134,878	0.35		0.57	1.17	7

2017	18.56	0.23	2.45	2.68	(0.26)	—	(0.26)	20.98	14.55	128,414	0.37	(1)	0.63	1.17	9

@	For the six-month period ended September 30, 2021. All ratios for the period have been annualized.

*	Per share calculations were performed using average shares.

**	The expense ratios do not include expenses of the underlying affiliated investment companies.

†

Returns and portfolio turnover rate are for the period indicated and have not been annualized. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

(1)

The expense ratio includes Trustee and Proxy fees that are not subject to any voluntary expense waiver or reimbursement agreement. Had the fees been excluded the ratio would have been 0.35% for class F.

(2)

The expense ratio includes Trustee and Proxy fees that are not subject to any voluntary expense waiver or reimbursement agreement. Had the fees been excluded the ratios would have been 0.35%, 1.10% and 0.60% for classes F, D, and I, respectively.

Amounts designated as “—” are $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

SEI Asset Allocation Trust / Semi-Annual Report / September 30, 2021	31

NOTES TO FINANCIAL STATEMENTS (Unaudited)

September 30, 2021

1. ORGANIZATION

SEI Asset Allocation Trust (the “Trust”) is organized as a Massachusetts Business Trust under a Declaration of Trust dated November 20, 1995. The Trust is registered under the Investment Company Act of 1940, as amended (“1940 Act”), as an open-end investment company with twelve funds: Defensive Strategy Fund, Defensive Strategy Allocation Fund, Conservative Strategy Fund, Conservative Strategy Allocation Fund, Moderate Strategy Fund, Moderate Strategy Allocation Fund, Aggressive Strategy Fund, Tax- Managed Aggressive Strategy Fund, Core Market Strategy Fund, Core Market Strategy Allocation Fund, Market Growth Strategy Fund and Market Growth Strategy Allocation Fund (each a “Fund,” collectively the “Funds”). Each Fund is a “fund of funds” and offers shareholders the opportunity to invest in certain underlying affiliated investment companies, which are separately managed series of the following investment companies: SEI Daily Income Trust, SEI Institutional Managed Trust, and SEI Institutional International Trust. The Declaration of Trust permits the Trust to offer separate classes of shares in each Fund, as follows: Defensive Strategy Fund, Conservative Strategy Fund, Moderate Strategy Fund, Aggressive Strategy Fund, Core Market Strategy Fund and Market Growth Strategy Fund offer Class F (formerly Class A), Class D and Class I Shares; Defensive Strategy Allocation Fund, Conservative Strategy Allocation Fund, Moderate Strategy Allocation Fund, Tax-Managed Aggressive Strategy Fund, Core Market Strategy Allocation Fund, and Market Growth Strategy Allocation Fund offer Class F Shares. The assets of each Fund are segregated, and a shareholder’s interest is limited to the Fund in which shares are held. The Trust’s prospectuses provide a description of each Fund’s investment objective and strategies.

As of September 30, 2021, the Class D shares of Defensive Strategy Fund and Core Market Strategy Fund had not yet commenced operations.

2. SIGNIFICANT ACCOUNTING POLICIES

The following are significant accounting policies, which are consistently followed in the preparation of its financial statements by the Funds. The Funds are investment companies that apply the accounting and reporting guidance issued in Topic 946 by the U.S. Financial Accounting Standards Board (“FASB”).

Use of Estimates — The preparation of financial statements, in conformity with U.S. generally accepted accounting principles (“U.S. GAAP”), requires management to make estimates and assumptions that affect the reported amount of assets and liabilities and disclosure of contingent assets at the date of the financial statements, and the reported results of operations during the reporting period. Actual results could differ from those estimates.

Security Valuation — The assets of each Fund consist primarily of the investments in underlying affiliated investment companies, which are valued at their respective daily net asset values in accordance with Board-approved pricing procedures.

In accordance with U.S. GAAP, fair value is defined as the price that a Fund would receive upon selling an investment in an orderly transaction to an independent buyer in the principal or most advantageous market of the investment. A three tier hierarchy has been established to maximize the use of observable and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Inputs refer broadly to the assumptions that market participants would use in pricing an asset. Inputs may be observable or unobservable. Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability based on the best information available in the circumstances.

The three-tier hierarchy of inputs is summarized in the three broad Levels listed below:

Level 1 — quoted prices in active markets for identical investments

Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risks, etc.)

Level 3 — significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The valuation techniques used by the Funds to measure fair value during the six-month period ended September 30, 2021 maximized the use of observable inputs and minimized the use of unobservable inputs.

During the six-month period ended September 30, 2021, there were no significant changes to the Trust’s fair valuation methodologies. For details of the investment classification, reference the Schedules of Investments.

Security Transactions and Related Income — Security transactions are accounted for on trade date. Dividend income received from the affiliated funds is recognized on the ex-dividend date and is recorded as income distributions in the Statement of Operations. Capital gain distributions received from the affiliated funds

32	SEI Asset Allocation Trust / Semi-Annual Report / September 30, 2021

are recognized on ex-dividend date and are recorded on the Statement of Operations as such. Costs used in determining realized gains and losses on the sales of investment securities are on the basis of specific identification.

Expenses — Expenses that are directly related to one of the Funds are charged directly to that Fund. Other operating expenses of the Trust are allocated to the Funds on the basis of relative daily net assets.

Expenses included in the accompanying financial statements reflect the expenses of each Fund and do not include any expenses associated with the underlying funds.

Classes — Class-specific expenses are borne by that class of shares. Income, realized and unrealized gains/ losses and non-class-specific expenses are allocated to the respective classes on the basis of relative daily net assets.

Dividends and Distributions to Shareholders — Dividends and distributions to shareholders which are determined in accordance with Federal tax regulations are recorded on the ex-dividend date. Distributions from net investment income are declared and paid to shareholders periodically for each Fund. Any net realized capital gain for each Fund is distributed to shareholders at least annually.

Forward Foreign Currency Contracts — To the extent consistent with its investment objective and strategies, a Fund may enter into forward foreign currency contracts as hedges against either specific transactions, fund positions or anticipated fund positions. A Fund may also engage in currency transactions to enhance that Fund’s returns. All commitments are “marked-to-market” daily at the applicable foreign exchange rate, and any resulting unrealized gains or losses are recorded currently. The Funds realize gains and losses at the time forward contracts are extinguished. Unrealized gains or losses on outstanding positions in forward foreign currency contracts held at the close of the period are recognized as ordinary income or loss for Federal income tax purposes. The Funds could be exposed to risk if the counterparties to the contracts are unable to meet the terms of the contract and from unanticipated movements in the value of a foreign currency relative to the U.S. dollar. Finally, the risk exists that losses could exceed amounts disclosed on the Statements of Assets and Liabilities. It is the Funds’ policy to present the gross unrealized appreciation and gross unrealized depreciation of the forward foreign currency contracts separately on the Statements of Assets and Liabilities, as the Funds do not have a master netting agreement with the counterparty to the forward foreign currency contracts. As of and for the six-month period ended

September 30, 2021 the Funds did not utilize forward foreign currency contracts.

3. INVESTMENT ADVISORY, ADMINISTRATION AND DISTRIBUTION AGREEMENTS AND OTHER TRANSACTIONS WITH AFFILIATES

Investment Advisory, Administration and Distribution Agreements — SEI Investments Management Corporation (“SIMC”) serves as investment adviser (the “Adviser”) to each Fund. In connection with serving as Adviser, SIMC is entitled to a fee, which is calculated daily and paid monthly, based on each Fund’s average daily net assets.

SEI Investments Global Funds Services (the “Administrator”) provides the Trust with administrative and transfer agency services. For its services, the Administrator is entitled to a fee, which is calculated daily and paid monthly, based on the average daily net assets of each Fund.

SEI Investments Distribution Co. (the “Distributor”), a wholly owned subsidiary of SEI Investments Company (“SEI”) and a registered broker-dealer, acts as the Distributor of the shares of the Trust. Pursuant to Rule 12b-1 under the 1940 Act, the Funds have adopted a distribution and shareholder services plan (the Distribution Plan) with respect to Class D Shares that allows Class D Shares to pay fees to service providers, based on average daily net assets of the Class D Shares, to compensate them for distribution services or shareholder services with respect to Class D Shares.

In addition, the Funds have adopted a shareholder services plan (the Service Plan) with respect to Class F, D and I Shares that allows such Shares to pay service providers a fee, based on average daily net assets of each respective Class of Shares, in connection with the ongoing servicing of shareholder accounts owning such Shares. The Funds have also adopted an administrative services plan and agreement (the “Administrative Service Plan”) with respect to Class I Shares that allows such Shares to pay service providers a fee, based on average daily net assets of the Class I Shares, in connection with ongoing administrative services for shareholder accounts owning such Shares.

The Funds’ Distribution, Service and Administrative Service Plans provide that distribution fees, shareholder service fees and administrative service fees, as applicable, will be paid to SEI Investments Distribution Co., which may then be used by SEI Investments Distribution Co. to compensate financial intermediaries for providing distribution, shareholder services or administrative services with respect to the Shares.

SEI Asset Allocation Trust / Semi-Annual Report / September 30, 2021	33

NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

September 30, 2021

The Adviser, Administrator and/or Distributor have voluntarily agreed to waive or reimburse the Funds for all or a portion of their fees in order to keep total annual fund operating expenses (exclusive of acquired fund fees and expenses, interest from borrowings, brokerage commissions, taxes, trustees fees, proxy fees and extraordinary expenses not incurred in the ordinary course of the Funds’ business) at a specified level. These waivers and reimbursements are voluntary and the Funds’ Adviser, Administrator and/or Distributor may discontinue all or part of any of these waivers at any time.

The Administrator, Distributor, and Adviser for the Trust serve in the same capacity for the underlying affiliated investment companies.

The following is a summary of annual fees payable to the Adviser, and Distributor and the voluntary expense limitations for each Fund:

	Advisory Fees	Shareholder Servicing Fees	Administrative Servicing Fees	Distribution Fees*	Voluntary Expense Limitations
Defensive Strategy Fund
Class F	0.10%	0.25%	—	—	0.21%
Class I	0.10%	0.25%	0.25%	—	0.46%
Defensive Strategy Allocation Fund
Class F	0.10%	0.25%	—	—	0.35%
Conservative Strategy Fund
Class F	0.10%	0.25%	—	—	0.26%
Class D	0.10%	0.25%	—	0.75%	1.01%
Class I	0.10%	0.25%	0.25%	—	0.51%
Conservative Strategy Allocation Fund
Class F	0.10%	0.25%	—	—	0.35%
Moderate Strategy Fund
Class F	0.10%	0.25%	—	—	0.31%
Class D	0.10%	0.25%	—	0.75%	1.06%
Class I	0.10%	0.25%	0.25%	—	0.56%
Moderate Strategy Allocation Fund
Class F	0.10%	0.25%	—	—	0.35%
Aggressive Strategy Fund
Class F	0.10%	0.25%	—	—	0.35%
Class D	0.10%	0.25%	—	0.75%	1.10%
Class I	0.10%	0.25%	0.25%	—	0.60%
Tax-Managed Aggressive Strategy Fund
Class F	0.10%	0.25%	—	—	0.35%
Core Market Strategy Fund
Class F	0.10%	0.25%	—	—	0.35%
Class I	0.10%	0.25%	0.25%	—	0.60%
Core Market Strategy Allocation Fund
Class F	0.10%	0.25%	—	—	0.35%
Market Growth Strategy Fund
Class F	0.10%	0.25%	—	—	0.35%
Class D	0.10%	0.25%	—	0.75%	1.10%
Class I	0.10%	0.25%	0.25%	—	0.60%
Market Growth Strategy Allocation Fund
Class F	0.10%	0.25%	—	—	0.35%

*

These payments are characterized as “compensation” and are not directly tied to expenses incurred by the Distributor. The payments the Distributor receives during any year may therefore be higher or lower than its actual expenses.

34	SEI Asset Allocation Trust / Semi-Annual Report / September 30, 2021

The Trust will pay the Administrator the following fees at the annual rate set forth below based upon the aggregate average daily net assets of the Trust:

	First $1.5 Billion	Next $500 Million	Next $500 Million	Next $500 Million	Over $3 Billion
Defensive Strategy Fund	0.150%	0.1375%	0.1250%	0.1125%	0.10%
Defensive Strategy Allocation Fund	0.150%	0.1375%	0.1250%	0.1125%	0.10%
Conservative Strategy Fund	0.150%	0.1375%	0.1250%	0.1125%	0.10%
Conservative Strategy Allocation Fund	0.150%	0.1375%	0.1250%	0.1125%	0.10%
Moderate Strategy Fund	0.150%	0.1375%	0.1250%	0.1125%	0.10%
Moderate Strategy Allocation Fund	0.150%	0.1375%	0.1250%	0.1125%	0.10%
Aggressive Strategy Fund	0.150%	0.1375%	0.1250%	0.1125%	0.10%
Tax-Managed Aggressive Strategy Fund	0.150%	0.1375%	0.1250%	0.1125%	0.10%
Core Market Strategy Fund	0.150%	0.1375%	0.1250%	0.1125%	0.10%
Core Market Strategy Allocation Fund	0.150%	0.1375%	0.1250%	0.1125%	0.10%
Market Growth Strategy Fund	0.150%	0.1375%	0.1250%	0.1125%	0.10%
Market Growth Strategy Allocation Fund	0.150%	0.1375%	0.1250%	0.1125%	0.10%

Interfund Lending — The SEC has granted an exemption that permits the Trust to participate in an interfund lending program (the “Program”) with existing or future investment companies registered under the 1940 Act that are advised by SIMC (the “SEI Funds”). The Program allows the SEI Funds to lend money to and borrow money from each other for temporary or emergency purposes. Participation in the Program is voluntary for both borrowing and lending funds. Interfund loans may be made only when the rate of interest to be charged is more favorable to the lending fund than an investment in overnight repurchase agreements (“Repo Rate”), and more favorable to the borrowing fund than the rate of interest that would be charged by a bank for short-term borrowings (“Bank Loan Rate”). The Bank Loan Rate will be determined using a formula reviewed annually by the SEI Funds’ Board of Trustees. The interest rate imposed on interfund loans is the average of the Repo Rate and the Bank Loan Rate. For the six-month period ended September 30, 2021, the Trust has not participated in the Program.

Other — Certain officers and Trustees of the Trust are also officers and/or Directors of the Administrator, the Adviser and/or the Distributor. The Trust pays each unaffiliated Trustee an annual fee for attendance at quarterly, interim, and committee meetings. The Administrator or the Adviser pays compensation of officers and affiliated Trustees.

A portion of the services provided by the Chief Compliance Officer (“CCO”) and his staff, whom are employees of the Administrator, are paid for by the Trust as incurred. The services include regulatory oversight of the Trust’s Adviser and service providers.

SEI Asset Allocation Trust / Semi-Annual Report / September 30, 2021	35

NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

September 30, 2021

4. CAPITAL SHARE TRANSACTIONS

For the six-month period ended September 30, 2021 (Unaudited) and the year ended March 31, 2021, Capital Share transactions for the Funds were as follows (Thousands):

	Defensive Strategy Fund		Defensive Strategy Allocation Fund		Conservative Strategy Fund		Conservative Strategy Allocation Fund
	4/01/21 - 9/30/21	2021	4/01/21 - 9/30/21	2021	4/01/21 - 9/30/21	2021	4/01/21 - 9/30/21	2021
Shares Issued and Redeemed:
Class F:
Shares Issued	270	4,488	28	143	372	1,327	25	162
Shares Issued in Lieu of Cash Distributions	7	37	2	10	32	134	33	85
Shares Redeemed	(424)	(4,459)	(81)	(286)	(761)	(1,758)	(213)	(958)
Total Class F Transactions	(147)	66	(51)	(133)	(357)	(297)	(155)	(711)
Shares Issued and Redeemed:
Class D:
Shares Issued	N/A	N/A	N/A	N/A	15	152	N/A	N/A
Shares Issued in Lieu of Cash Distributions	N/A	N/A	N/A	N/A	1	5	N/A	N/A
Shares Redeemed	N/A	N/A	N/A	N/A	(403)	(100)	N/A	N/A
Total Class D Transactions	N/A	N/A	N/A	N/A	(387)	57	N/A	N/A
Shares Issued and Redeemed:
Class I:
Shares Issued	38	10	N/A	N/A	4	7	N/A	N/A
Shares Issued in Lieu of Cash Distributions	—	1	N/A	N/A	—	1	N/A	N/A
Shares Redeemed	(6)	(19)	N/A	N/A	(8)	(55)	N/A	N/A
Total Class I Transactions	32	(8)	N/A	N/A	(4)	(47)	N/A	N/A
Increase (Decrease) in Capital Shares	(115)	58	(51)	(133)	(748)	(287)	(155)	(711)

	Moderate Strategy Fund		Moderate Strategy Allocation Fund		Aggressive Strategy Fund		Tax-Managed Aggressive Strategy Fund
	4/01/21 - 9/30/21	2021	4/01/21 - 9/30/21	2021	4/01/21 - 9/30/21	2021	4/01/21 - 9/30/21	2021
Shares Issued and Redeemed:
Class F:
Shares Issued	430	4,315	283	329	1,474	1,059	49	202
Shares Issued in Lieu of Cash Distributions	63	321	48	219	20	349	14	130
Shares Redeemed	(1,878)	(6,017)	(283)	(868)	(1,587)	(2,301)	(131)	(352)
Total Class F Transactions	(1,385)	(1,381)	48	(320)	(93)	(893)	(68)	(20)
Shares Issued and Redeemed:
Class D:
Shares Issued	15	37	N/A	N/A	37	131	N/A	N/A
Shares Issued in Lieu of Cash Distributions	1	6	N/A	N/A	—	40	N/A	N/A
Shares Redeemed	(299)	(40)	N/A	N/A	(1,079)	(91)	N/A	N/A
Total Class D Transactions	(283)	3	N/A	N/A	(1,042)	80	N/A	N/A
Shares Issued and Redeemed:
Class I:
Shares Issued	32	26	N/A	N/A	36	74	N/A	N/A
Shares Issued in Lieu of Cash Distributions	1	4	N/A	N/A	1	22	N/A	N/A
Shares Redeemed	(25)	(30)	N/A	N/A	(50)	(68)	N/A	N/A
Total Class I Transactions	8	—	N/A	N/A	(13)	28	N/A	N/A
Increase (Decrease) in Capital Shares	(1,660)	(1,378)	48	(320)	(1,148)	(785)	(68)	(20)

36	SEI Asset Allocation Trust / Semi-Annual Report / September 30, 2021

	Core Market Strategy Fund		Core Market Strategy Allocation Fund		Market Growth Strategy Fund		Market Growth Strategy Allocation Fund
	4/01/21 - 9/30/21	2021	4/01/21 - 9/30/21	2021	4/01/21 - 9/30/21	2021	4/01/21 - 9/30/21	2021
Shares Issued and Redeemed:
Class F:
Shares Issued	96	448	21	51	382	1,031	35	144
Shares Issued in Lieu of Cash Distributions	26	281	4	65	39	509	20	244
Shares Redeemed	(780)	(1,486)	(63)	(298)	(1,150)	(3,002)	(126)	(805)
Total Class F Transactions	(658)	(757)	(38)	(182)	(729)	(1,462)	(71)	(417)
Shares Issued and Redeemed:
Class D:
Shares Issued	N/A	N/A	N/A	N/A	15	46	N/A	N/A
Shares Issued in Lieu of Cash Distributions	N/A	N/A	N/A	N/A	—	12	N/A	N/A
Shares Redeemed	N/A	N/A	N/A	N/A	(231)	(110)	N/A	N/A
Total Class D Transactions	N/A	N/A	N/A	N/A	(216)	(52)	N/A	N/A
Shares Issued and Redeemed:
Class I:
Shares Issued	—	—	N/A	N/A	10	22	N/A	N/A
Shares Issued in Lieu of Cash Distributions	—	—	N/A	N/A	1	12	N/A	N/A
Shares Redeemed	—	—	N/A	N/A	(7)	(24)	N/A	N/A
Total Class I Transactions	—	—	N/A	N/A	4	10	N/A	N/A
Decrease in Capital Shares	(658)	(757)	(38)	(182)	(941)	(1,504)	(71)	(417)

Amounts designated as “—” are zero or have been rounded to zero.

N/A — Not applicable. Class D and Class I shares currently not offered.

5. INVESTMENT TRANSACTIONS

The cost of security purchases and the proceeds from the sale of securities, other than temporary cash investments and futures, during the six-month period ended September 30, 2021 were as follows ($ Thousands):

Total
Defensive Strategy Fund
Purchases	$2,647
Sales	3,787
Defensive Strategy Allocation Fund
Purchases	78
Sales	218
Conservative Strategy Fund
Purchases	1,283
Sales	9,719
Conservative Strategy Allocation Fund
Purchases	611
Sales	2,625
Moderate Strategy Fund
Purchases	3,233
Sales	25,367
Moderate Strategy Allocation Fund
Purchases	3,955
Sales	3,960
Aggressive Strategy Fund
Purchases	6,415
Sales	26,849

Total
Tax-Managed Aggressive Strategy Fund
Purchases	1,796
Sales	3,654
Core Market Strategy Fund
Purchases	1,197
Sales	9,850
Core Market Strategy Allocation Fund
Purchases	525
Sales	1,402
Market Growth Strategy Fund
Purchases	2,018
Sales	16,348
Market Growth Strategy Allocation
Fund
Purchases	1,554
Sales	3,725

6. FEDERAL TAX INFORMATION

It is each Fund’s intention to qualify as a regulated investment company for Federal income tax purposes and distribute all of its taxable income (including net capital gains). Accordingly, no provision for Federal income taxes is required.

Management has analyzed the Funds’ tax positions taken on federal income tax returns for all open tax years (current and prior three tax years) and has concluded that as of March 31, 2021, no provision for income tax is required in the Funds’ financial statements. The Funds’ federal and state income and federal excise tax returns for tax years for which the applicable statutes of limitations have not expired are subject to

SEI Asset Allocation Trust / Semi-Annual Report / September 30, 2021	37

NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

September 30, 2021

examination by the Internal Revenue Service and state

departments of revenue.

The tax character of dividends and distributions declared during the years ended March 31, 2021 and March 31, 2020 were as follows ($ Thousands):

	Ordinary Income		Long-Term Capital Gains		Return of Capital		Totals
	2021	2020	2021	2020	2021	2020	2021	2020

Defensive Strategy Fund	$371	$455	$—	$—	$—	$—	$371	$455

Defensive Strategy Allocation Fund	118	368	—	161	1	—	119	529

Conservative Strategy Fund	1,248	2,096	352	313	—	—	1,600	2,409

Conservative Strategy Allocation Fund	1,074	1,373	—	2,191	—	—	1,074	3,564

Moderate Strategy Fund	2,942	5,488	1,402	—	—	—	4,344	5,488

Moderate Strategy Allocation Fund	1,529	2,099	2,785	4,559	—	—	4,314	6,658

Aggressive Strategy Fund	2,816	5,357	3,996	5,143	—	—	6,812	10,500

Tax-Managed Aggressive Strategy Fund	1,043	1,211	2,143	1,047	—	—	3,186	2,258

Core Market Strategy Fund	1,961	3,084	1,538	1,468	—	—	3,499	4,552

Core Market Strategy Allocation Fund	339	425	1,129	895	—	—	1,468	1,320

Market Growth Strategy Fund	3,974	6,867	3,657	2,466	—	—	7,631	9,333

Market Growth Strategy Allocation Fund	1,709	2,073	4,962	2,768	—	—	6,671	4,841

As of March 31, 2021, the components of Distributable Earnings (Accumulated Losses) on a tax basis were as follows

($ Thousands):

	Undistributed Ordinary Income	Undistributed Long-Term Capital Gain	Capital Loss Carryforwards	Post- October Losses	Other Temporary Differences	Unrealized Appreciation (Depreciation)	Total Distributable Earnings/ (Accumulated Losses)

Defensive Strategy Fund	$190	$65	$—	$—	$4	$355	$614

Defensive Strategy Allocation Fund	—	—	(1,585)	—	1	(35)	(1,619)

Conservative Strategy Fund	150	170	—	—	—	672	992

Conservative Strategy Allocation Fund	238	—	(1,089)	—	—	2,888	2,037

Moderate Strategy Fund	751	1,299	—	—	(3)	2,247	4,294

Moderate Strategy Allocation Fund	499	2,700	—	—	(3)	14,348	17,544

Aggressive Strategy Fund	56	4,145	—	—	(2)	28,990	33,189

Tax-Managed Aggressive Strategy Fund	—	—	—	—	2	40,423	40,425

Core Market Strategy Fund	109	1,948	—	—	—	5,958	8,015

Core Market Strategy Allocation Fund	—	1,152	—	—	1	12,932	14,085

Market Growth Strategy Fund	195	4,661	—	—	—	19,666	24,522

Market Growth Strategy Allocation Fund	2	4,185	—	—	(1)	65,224	69,410

38	SEI Asset Allocation Trust / Semi-Annual Report / September 30, 2021

The Funds had capital loss carryforwards at March 31, 2021 as follows ($ Thousands):

	Short-Term Loss	Long-Term Loss	Total
Defensive Strategy Allocation Fund	$545	$1,040	$1,585
Conservative Strategy Allocation Fund	290	799	1,089

The Defensive Strategy Fund utilized capital loss carryforward to offset capital gains of $73 ($ Thousands).

For Federal income tax purposes, the cost of investments owned at September 30, 2021, and the net realized gains or losses on investments sold for the period were different from amounts reported for financial reporting purposes. These differences are primarily due to wash sales which cannot be used for Federal income tax purposes in the current year and have been deferred for use in future years. The aggregate gross unrealized appreciation and depreciation on total investments held by the Funds at September 30, 2021, was as follows ($ Thousands):

	Federal Tax Cost	Appreciated Securities	Depreciated Securities	Net Unrealized Appreciation
Defensive Strategy Fund	$15,997	$676	$—	$676
Defensive Strategy Allocation Fund	5,570	97	—	97
Conservative Strategy Fund	59,147	3,216	(52)	3,164
Conservative Strategy Allocation Fund	22,637	5,415	—	5,415
Moderate Strategy Fund	121,318	9,405	(27)	9,378
Moderate Strategy Allocation Fund	50,999	20,317	—	20,317
Aggressive Strategy Fund	129,256	41,645	(1)	41,644
Tax-Managed Aggressive Strategy Fund	44,244	45,156	—	45,156
Core Market Strategy Fund	61,211	12,321	—	12,321
Core Market Strategy Allocation Fund	12,164	14,121	—	14,121
Market Growth Strategy Fund	155,141	33,862	(372)	33,490
Market Growth Strategy Allocation Fund	66,462	73,401	(46)	73,355

7. INDEMNIFICATIONS

In the normal course of business, a Fund may enter into contracts that provide general indemnifications by a Fund to the counterparty of the contract. A Fund’s maximum exposure under these arrangements is dependent on future claims that may be made against a Fund and, therefore, cannot be established; however, based on experience, management believes the risk of loss from such claims is considered remote.

8. CONCENTRATION RISK

The Underlying SEI Funds and other investment companies and exchange traded products in which the Funds invest may apply any of a variety of investment strategies and may invest in a broad range of asset classes, securities and other investments to attempt to achieve their designated investment goals.

The following descriptions provide additional information about some of the risks of investing in the Funds:

Asset Allocation Risk — The risk that SIMC’s decisions regarding asset classes and Underlying SEI Funds will not anticipate market trends successfully.

Below Investment Grade Securities (Junk Bonds) Risk — Fixed income securities rated below investment grade ( junk bonds) involve greater risk of default or downgrade and are generally more volatile than investment grade securities because the prospect for repayment of principal and interest of many of these securities is speculative. Because these securities typically offer a higher rate of return to compensate for these risks, they are sometimes referred to as “high yield bonds,” but there is no guarantee that an investment in these securities will result in a high rate of return.

Exchange-Traded Products (ETPs) Risk — The risks of owning interests of an ETP, such as an ETF, ETN or exchange-traded commodity pool, generally reflect the same risks as owning the underlying securities or other instruments that the ETP is designed to track. The shares of certain ETPs may trade at a premium or discount to their intrinsic value (i.e., the market value may differ from the net asset value (NAV) of an ETP’s shares). For example, supply and demand for shares of an ETF or market disruptions may cause the market price of the ETF to deviate from the value of the ETF’s investments, which may be emphasized in less liquid markets. The value of an ETN may also differ from the valuation of its reference market or instrument due to changes in the issuer’s credit rating. By investing in an ETP, the Fund or an Underlying SEI Fund indirectly bears the proportionate share of any fees and expenses of the ETP in addition to the fees and expenses that the Fund and its shareholders directly bear in connection with the Fund’s operations. Because certain ETPs may have a significant portion of their assets exposed directly or indirectly to commodities or commodity-linked securities, developments affecting commodities may have a disproportionate impact on such ETPs and may subject the ETPs to greater volatility than investments in traditional securities.

Foreign Investment/Emerging Markets Risk — The risk that non-U.S. securities may be subject to additional risks due to, among other things, political, social and economic developments abroad, currency movements, and different legal, regulatory, tax, accounting and audit environments. These additional risks may be heightened with respect to emerging market countries because political turmoil and rapid changes in economic conditions are more likely to occur in these countries. Investments in emerging markets are subject to the added risk that information in emerging market investments may be unreliable or outdated due to differences in regulatory, accounting or auditing and financial record keeping standards, or because less

SEI Asset Allocation Trust / Semi-Annual Report / September 30, 2021	39

NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

September 30, 2021

information about emerging market investments is publicly available. In addition, the rights and remedies associated with emerging market investments may be different than investments in developed markets. A lack of reliable information, rights and remedies increase the risks of investing in emerging markets in comparison to more developed markets. In addition, periodic U.S. Government restrictions on investments in issuers from certain foreign countries may require the Fund or an Underlying SEI Fund to sell such investments at inopportune times, which could result in losses to the Fund or an Underlying SEI Fund.

Investment Company Risk — When the Fund or an Underlying SEI Fund invests in an investment company, in addition to directly bearing the expenses associated with its own operations, it will bear a pro rata portion of the investment company’s expenses. In addition, while the risks of owning shares of an investment company generally reflect the risks of owning the underlying investments of the investment company, the Fund may be subject to additional or different risks than if the Fund or an Underlying SEI Fund had invested directly in the underlying investments.

Portfolio Turnover Risk — Due to its investment strategy, a Fund may buy and sell securities frequently. This may result in higher transaction costs and additional capital gains tax liabilities, which may affect the Fund’s performance.

Real Estate Industry Risk — Securities of companies principally engaged in the real estate industry may be subject to the risks associated with the direct ownership of real estate. Risks commonly associated with the direct ownership of real estate include fluctuations in the value of underlying properties, defaults by borrowers or tenants, changes in interest rates and risks related to general or local economic conditions.

Short Sales Risk — A short sale involves the sale of a security that a fund does not own in the expectation of purchasing the same security (or a security exchangeable therefore) at a later date at a lower price. Short sales entered into by an Underlying SEI Fund expose the Fund to the risk that the Underlying SEI Fund will be required to buy a security sold short (also known as “covering” the short position) at a time when the security has appreciated in value, thus resulting in a loss to the Underlying SEI Fund and, therefore, the Fund, that is potentially unlimited. Reinvesting proceeds received from short selling may create leverage, which can amplify the effects of market volatility on the share price of an Underlying SEI Fund and, therefore, the Fund. Investment in short sales may also cause an Underlying SEI Fund to incur expenses related to borrowing securities. In addition, shorting a future contract may require posting only a margin that may amount to less than the notional exposure of the contract. Such a practice may exacerbate the loss in a case of adverse price action.

Small and Medium Capitalization Risk — Small and medium capitalization companies may be more vulnerable to adverse business or economic events than larger, more established companies. In particular, small and medium capitalization companies may have limited product lines, markets and financial resources and may depend upon a relatively small management group. Therefore, small and medium capitalization stocks may be more volatile than those of larger companies. Small and medium capitalization stocks may be traded over-the-counter (OTC). OTC stocks may trade less frequently and in smaller volume than exchange listed stocks and may have more price volatility than that of exchange listed stocks.

Large Capitalization Risk — The risk that larger, more established companies may be unable to respond quickly to new competitive challenges such as changes in technology and consumer tastes. Larger companies also may not be able to attain the high growth rates of successful smaller companies.

U.S. Government Securities Risk — Although U.S. Government securities are considered to be among the safest investments, they are still subject to the credit risk of the U.S. Government and are not guaranteed against price movements due to changing interest rates. Obligations issued by some U.S. Government agencies are backed by the U.S. Treasury, while others are backed solely by the ability of the agency to borrow from the U.S. Treasury or by the agency’s own resources. No assurance can be given that the U.S. Government will provide financial support to its agencies and instrumentalities if it is not obligated by law to do so.

Interest Rate Risk — The risk that a rise in interest rates will cause a fall in the value of fixed income securities, including U.S. Government securities, in which the Underlying SEI Funds invest. A low interest rate environment may present greater interest rate risk because there may be a greater likelihood of rates increasing and rates may increase more rapidly.

Commodity Investments Risk — Certain Underlying SEI Funds may invest a portion of their assets in a wholly owned subsidiary that is not registered under the Investment Company Act of 1940, as amended (1940 Act), and invests directly in commodities and commodity-related instruments. Other Underlying SEI Funds may have indirect exposure to commodities by investing in commodity-related instruments. Commodity investments and derivatives may be more volatile and less liquid than direct investments in the underlying

40	SEI Asset Allocation Trust / Semi-Annual Report / September 30, 2021

commodities themselves. Commodity-related equity returns can also be affected by the issuer’s financial structure or the performance of unrelated businesses. The value of a commodity investment or a derivative investment in commodities is typically based upon the price movements of a physical commodity, a commodity futures contract or commodity index or some other readily measurable economic variable that is dependent upon changes in the value of commodities or the commodities markets. The value of these securities will rise or fall in response to changes in the underlying commodity or related benchmark or investment, changes in interest rates, or factors affecting a particular industry or commodity, such as natural disasters, weather and U.S. and international economic, political and regulatory developments.

Currency Risk — As a result of the Fund’s and certain Underlying SEI Funds’ investments in securities or other investments denominated in, and/or receiving revenues in, foreign currencies, the Fund will be subject to currency risk. Currency risk is the risk that foreign currencies will decline in value relative to the U.S. dollar or, in the case of hedging positions, that the U.S. dollar will decline in value relative to the currency hedged. In either event, the dollar value of an investment in the Fund or an Underlying SEI Fund would be adversely affected. Currency exchange rates may fluctuate in response to, among other things, changes in interest rates, intervention (or failure to intervene) by U.S. or foreign governments, central banks or supranational entities, or by the imposition of currency controls or other political developments in the United States or abroad.

Equity Market Risk — The risk that the market value of a security may move up and down, sometimes rapidly and unpredictably. Market risk may affect a single issuer, an industry, a sector or the equity or bond market as a whole. Equity markets may decline significantly in response to adverse issuer, political, regulatory, market, economic or other developments that may cause broad changes in market value, public perceptions concerning these developments, and adverse investor sentiment or publicity. Similarly, environmental and public health risks, such as natural disasters or epidemics, or widespread Fear that such events may occur, may impact markets adversely and cause market volatility in both the short-and long-term.

Fixed Income Market Risk — The prices of fixed income securities respond to economic developments, particularly interest rate changes, as well as to perceptions about the creditworthiness of individual issuers, including governments and their agencies. Generally, an Underlying SEI Fund’s fixed income securities will decrease in value if interest rates rise and vice versa. In a low interest rate environment, risks associated with rising rates are heightened. Declines in dealer market-making capacity as a result of structural or regulatory changes could decrease liquidity and/or increase volatility in the fixed income markets. Markets for fixed income securities may decline significantly in response to adverse issuer, political, regulatory, market, economic or other developments that may cause broad changes in market value, public perceptions concerning these developments, and adverse investor sentiment or publicity. Similarly, environmental and public health risks, such as natural disasters or epidemics, or widespread fear that such events may occur, may impact markets adversely and cause market volatility in both the short- and long-term. In response to these events, the Underlying SEI Fund’s and, in turn, the Fund’s value may fluctuate and/or the Underlying SEI Fund and the Fund may experience increased redemptions from shareholders, which may impact the Underlying SEI Fund’s and the Fund’s liquidity or force the Underlying SEI Fund and the Fund to sell securities into a declining or illiquid market.

Economic Risks of Global Health Events — Global health events and pandemics, such as COVID-19, have the ability to affect—quickly, drastically and substantially the economies of many nations, states, individual companies and the markets in general and can cause disruptions that cannot necessarily be foreseen. The spread of COVID-19 around the world in 2020 resulted in a substantial number of nations implementing social distancing measures, quarantines, and the shutdown of non-essential businesses and governmental services. Further, it has caused significant volatility in U.S. and international markets. The impact of the outbreak may be short term or may last for an extended period of time. The foregoing is not intended to be a complete discussion of all risks associated with the investment strategies of the Funds. Please refer to the current prospectus for a discussion of the risks associated with investing in the Funds.

9. CONCENTRATION OF SHAREHOLDERS

SEI Private Trust Company (“SPTC”) and SIMC are subsidiaries of SEI Investments Company. As of September 30, 2021, SPTC held of record the following:

Defensive Strategy Fund - Class F	58.27%
Defensive Strategy Allocation Fund - Class F	71.78%
Conservative Strategy Fund - Class F	71.66%
Conservative Strategy Fund - Class D	73.13%
Conservative Strategy Allocation Fund - Class F	88.90%
Moderate Strategy Fund - Class F	86.89%
Moderate Strategy Fund - Class D	77.61%
Moderate Strategy Allocation Fund - Class F	81.08%

SEI Asset Allocation Trust / Semi-Annual Report / September 30, 2021	41

NOTES TO FINANCIAL STATEMENTS (Unaudited) (Concluded)

September 30, 2021

Aggressive Strategy Fund - Class F	63.00%
Tax-Managed Aggressive Strategy Fund - Class F	94.07%
Core Market Strategy Fund - Class F	95.69%
Core Market Strategy Allocation Fund - Class F	94.20%
Market Growth Strategy Fund - Class F	83.93%
Market Growth Strategy Fund - Class D	76.82%
Market Growth Strategy Allocation Fund - Class F	89.11%

SPTC is not a direct service provider to the SEI Funds. However, SPTC performs a role in the comprehensive investment solution that SEI provides to investors. SPTC holds shares in the Funds as custodian for shareholders that are clients of independent registered investment advisers, financial planners, bank trust departments and other financial advisers. SPTC maintains omnibus accounts at the Fund’s transfer agent.

10. SUBSEQUENT EVENTS

The Trust, on behalf of the Funds, has evaluated the need for disclosures and/or adjustments resulting from subsequent events. Based on this evaluation, no disclosures and/or adjustments were required to the financial statements through the date of issuance.

42	SEI Asset Allocation Trust / Semi-Annual Report / September 30, 2021

DISCLOSURE OF FUND EXPENSES (Unaudited)

September 30, 2021

All mutual funds have operating expenses. As a shareholder of a fund, your investment is affected by these ongoing costs, which include (among others) costs for portfolio management, administrative services, and shareholder reports like this one. It is important for you to understand the impact of these costs on your investment returns.

Operating expenses such as these are deducted from the fund’s gross income and directly reduce your final investment return. These expenses are expressed as a percentage of the fund’s average net assets; this percentage is known as the fund’s expense ratio.

The following examples use the expense ratio and are intended to help you understand the ongoing costs (in dollars) of investing in your fund and to compare these costs with those of other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period from April 1, 2021 to September 30, 2021.

The table on this page illustrates your fund’s costs in two ways:

•Actual fund return. This section helps you to estimate the actual expenses after fee waivers that your Fund incurred over the period. The “Expenses Paid During Period” column shows the actual dollar expense cost incurred by a $1,000 investment in the Fund, and the “Ending Account Value” number is derived from deducting that expense cost from the Fund’s gross investment return.

You can use this information, together with the actual amount you invested in the Fund, to estimate the expenses you paid over that period. Simply divide your actual account value by $1,000 to arrive at a ratio (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply that ratio by the number shown for your Fund under “Expenses Paid During Period.”

•Hypothetical 5% return. This section helps you compare your Fund’s costs with those of other mutual funds. It assumes that the fund had an annual 5% return before expenses during the year, but that the expense ratio (Column 3) for the period is unchanged. This example is useful in making comparisons because the Securities and Exchange Commission requires all mutual funds to make this 5% calculation. You can assess your Fund’s comparative cost by comparing the hypothetical result for your Fund in the “Expenses Paid During Period” column with those that appear in the same charts in the shareholder reports for other funds.

NOTE: Because the return is set at 5% for comparison purposes — NOT your Fund’s actual return — the account values shown may not apply to your specific investment.

	Beginning Account Value 4/1/21	Ending Account Value 9/30/21	Annualized Expense Ratios	Expenses Paid During Period*
Defensive Strategy Fund

Actual Fund Return

Class F	$1,000.00	$1,012.90	0.21%	$1.06

Class I	1,000.00	1,011.80	0.46	2.32

Hypothetical 5% Return

Class F	$1,000.00	$1,024.02	0.21%	$1.07

Class I	1,000.00	1,022.76	0.46	2.33

Defensive Strategy Allocation Fund

Actual Fund Return

Class F	$1,000.00	$1,008.10	0.35%	$1.76

Hypothetical 5% Return

Class F	$1,000.00	$1,023.31	0.35%	$1.78

	Beginning Account Value 4/1/21	Ending Account Value 9/30/21	Annualized Expense Ratios	Expenses Paid During Period*
Conservative Strategy Fund

Actual Fund Return

Class F	$1,000.00	$1,022.40	0.26%	$1.32

Class D	1,000.00	1,017.40	1.01	5.11

Class I	1,000.00	1,021.50	0.51	2.58

Hypothetical 5% Return

Class F	$1,000.00	$1,023.77	0.26%	$1.32

Class D	1,000.00	1,020.01	1.01	5.11

Class I	1,000.00	1,022.51	0.51	2.59

Conservative Strategy Allocation Fund

Actual Fund Return

Class F	$1,000.00	$1,049.10	0.35%	$1.80

Hypothetical 5% Return

Class F	$1,000.00	$1,023.31	0.35%	$1.78

SEI Asset Allocation Trust / Semi-Annual Report / September 30, 2021	43

DISCLOSURE OF FUND EXPENSES (Unaudited) (Concluded)

September 30, 2021

	Beginning Account Value 4/1/21	Ending Account Value 9/30/21	Annualized Expense Ratios	Expenses Paid During Period*
Moderate Strategy Fund

Actual Fund Return

Class F	$1,000.00	$1,035.10	0.31%	$1.58

Class D	1,000.00	1,031.70	1.06	5.40

Class I	1,000.00	1,034.40	0.56	2.86

Hypothetical 5% Return

Class F	$1,000.00	$1,023.51	0.31%	$1.57

Class D	1,000.00	1,019.75	1.06	5.37

Class I	1,000.00	1,022.26	0.56	2.84

Moderate Strategy Allocation Fund

Actual Fund Return

Class F	$1,000.00	$1,042.00	0.35%	$1.79

Hypothetical 5% Return

Class F	$1,000.00	$1,023.31	0.35%	$1.78

Aggressive Strategy Fund

Actual Fund Return

Class F	$1,000.00	$1,043.90	0.35%	$1.79

Class D	1,000.00	1,039.80	1.10	5.62

Class I	1,000.00	1,042.20	0.60	3.07

Hypothetical 5% Return

Class F	$1,000.00	$1,023.31	0.35%	$1.78

Class D	1,000.00	1,019.55	1.10	5.57

Class I	1,000.00	1,022.06	0.60	3.04

Tax-Managed Aggressive Strategy Fund

Actual Fund Return

Class F	$1,000.00	$1,053.70	0.35%	$1.80

Hypothetical 5% Return

Class F	$1,000.00	$1,023.31	0.35%	$1.78

Core Market Strategy Fund

Actual Fund Return

Class F	$1,000.00	$1,042.80	0.35%	$1.79

Class I	1,000.00	1,042.30	0.60	3.02

Hypothetical 5% Return

Class F	$1,000.00	$1,023.31	0.35%	$1.78

Class I	1,000.00	1,022.11	0.60	2.99

Core Market Strategy Allocation Fund

Actual Fund Return

Class F	$1,000.00	$1,053.80	0.35%	$1.80

Hypothetical 5% Return

Class F	$1,000.00	$1,023.31	0.35%	$1.78

Market Growth Strategy Fund

Actual Fund Return

Class F	$1,000.00	$1,045.80	0.35%	$1.79

Class D	1,000.00	1,041.40	1.10	5.63

Class I	1,000.00	1,043.90	0.60	3.07

Hypothetical 5% Return

Class F	$1,000.00	$1,023.31	0.35%	$1.78

Class D	1,000.00	1,019.55	1.10	5.57

Class I	1,000.00	1,022.06	0.60	3.04

	Beginning Account Value 4/1/21	Ending Account Value 9/30/21	Annualized Expense Ratios	Expenses Paid During Period*
Market Growth Strategy Allocation Fund

Actual Fund Return

Class F	$1,000.00	$1,053.70	0.35%	$1.80

Hypothetical 5% Return

Class F	$1,000.00	$1,023.31	0.35%	$1.78

*	Expenses are equal to the Fund’s annualized expense ratio multiplied by the average account value over the period, multiplied by 183/365 (to reflect the one-half year period shown).

44	SEI Asset Allocation Trust / Semi-Annual Report / September 30, 2021

SEI ASSET ALLOCATION TRUST SEMI ANNUAL REPORT SEPTEMBER 30, 2021

Robert A. Nesher, Chairman

Trustees

William M. Doran

George J. Sullivan, Jr.

Nina Lesavoy

James M. Williams

Mitchell A. Johnson

Hubert L. Harris, Jr.

Susan C. Cote

James B. Taylor

Christine Reynolds

Thomas Melendez

Officers

Robert A. Nesher

President and Chief Executive Officer

Peter A. Rodriguez

Controller and Chief Financial Officer

Glenn R. Kurdziel

Assistant Controller

Russell Emery

Chief Compliance Officer

Timothy D. Barto

Vice President, Secretary

Aaron Buser

Vice President, Assistant Secretary

David F. McCann

Vice President, Assistant Secretary

Stephen G. MacRae

Vice President

Bridget E. Sudall

Anti-Money Laundering Compliance Officer

Privacy Officer

Investment Adviser

SEI Investments Management Corporation

Administrator

SEI Investments Global Funds Services

Distributor

SEI Investments Distribution Co.

Legal Counsel

Morgan, Lewis & Bockius LLP

Independent Registered Public Accounting Firm

KPMG LLP

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Trust and must be preceded or accompanied by a current prospectus. Shares of the Funds are not deposits or obligations of, or guaranteed or endorsed by, any bank. The shares are not federally insured by the Federal Deposit Insurance Corporation (FDIC), the Federal Reserve Board, or any other government agency. Investment in the shares involves risk, including the possible loss of principal.

For more information call

1 800 DIAL SEI

(1 800 342 5734)

SEI-F-118 (9/21)

Item 2.	Code of Ethics.

Not applicable for semi-annual report.

Item 3.	Audit Committee Financial Expert.

Not applicable for semi-annual report.

Item 4.	Principal Accountant Fees and Services.

Not applicable for semi-annual report.

Item 5.	Audit Committee of Listed Registrants.

Not applicable.

Item 6.	Investments.

Not applicable.

Item 7.	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8.	Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9.	Purchases of Equity Securities by Closed-End Management Company and Affiliated Purchasers.

Not applicable.

Item 10.	Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which shareholders may recommend nominees to the Registrant’s Board of Trustees (the “Board”). The Registrant has a standing Governance Committee (the “Committee”) currently consisting of the Independent Trustees. The Committee is responsible for evaluating and recommending nominees for election to the Board. Pursuant to the Committee’s Charter, adopted on June 18, 2004, as amended, the Committee will review all shareholder recommendations for nominations to fill vacancies on the Board if such recommendations are submitted in writing and addressed to the Committee at the Registrant’s office.

Item 11.	Controls and Procedures.

(a) The Registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) are effective, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934 as of a date within 90 days of the filing date of this report.

(b) There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 12.	Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable.

Item 13.	Exhibits.

(a)(1) Not applicable for semi-annual report.

(a)(2) A separate certification for the principal executive officer and the principal financial officer of the Registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, are filed herewith.

(b) Officer certifications as required by Rule 30a-2(b) under the Investment Company Act of 1940, as amended, also accompany this filing as exhibits.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

SEI Asset Allocation Trust
By:	/s/ Robert A. Nesher
Robert A. Nesher, President and CEO

Date: December 6, 2021

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/s/ Robert A. Nesher
Robert A. Nesher, President and CEO

Date: December 6, 2021

By:	/s/ Peter A. Rodriguez
Peter A. Rodriguez, Controller and CFO

Date: December 6, 2021